N-2	Feb. 13, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002085091
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-290253
Investment Company Act File Number	811-24119
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	4
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	Robinhood Ventures Fund I
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	761-7789
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SUMMARY OF FEES AND EXPENSES
The following table contains information about the costs and expenses that Shareholders will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for the Fund’s first fiscal year of operations and assume that the Fund issues an aggregate of 35,000,000 Shares (representing an aggregate public offering price of $1,000,000,000). The purpose of the table and the example below is to help you understand the fees and expenses that you as a Shareholder would bear directly or indirectly. The following table should not be considered as a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown and, all other things being equal, will increase as a percentage of net assets attributable to Shares of the Fund if the Fund issues fewer than 35,000,000 Shares.
Please refer to “Management of the Fund-Investment Advisory Agreement-Management Fee,” “Fund Expenses,” “Underwriting” and “Dividend Reinvestment Plan” for more complete descriptions of the various costs and expenses.

Shareholder Transaction Expenses:
Sales load paid by you (as a percentage of offering price)(1)	3.125%
Offering expenses borne by the Fund (as a percentage of offering price)(2)	0.45%
Dividend reinvestment plan fees	None

Annual Expenses:	Percentage of Net Assets Attributable to Shares
Management Fees(3)(4)	2.00%
Other Expenses(5)	0.77%
Repayment to Adviser	0.42%
Other Expenses	0.35%
Interest Payments on Borrowings	None
Acquired Fund Fees and Expenses(6)	0.05%
Total Annual Expenses	2.82%
__________________
(1)The sales load of 3.125% represents an average weighted sales load assuming that $1,000,000,000 of Shares are sold in this offering. The sales load on the first $500,000,000 of Shares sold in this offering will be 3.50%, the sales load on the second $500,000,000 of Shares sold will be 2.75%. If the Underwriter exercises its option to acquire up to an additional 15% of the total number of Shares to be offered in the offering, the sales load on Shares sold pursuant to that option will be 1.50%.
(2)The Fund estimates that it will incur one-time expenses of approximately $4.5 million (approximately 0.45% of the gross proceeds) in connection with this offering, assuming 40 million Shares are sold in this offering. These expenses include registration fees, FINRA (as defined later in this Prospectus) filing fees, exchange listing fees, printing expenses, legal fees and expenses and accounting fees and expenses. The offering costs will immediately reduce the NAV of each Share purchased in this offering. See “Underwriting.” Any offering costs incurred prior to the closing of the initial public offering have been paid by the Adviser and will be reimbursed by the Fund. The Fund will reimburse the Adviser promptly following the offering out of the offering proceeds.
(3)The Management Fee is calculated and payable quarterly at an annual rate of 2.00% of the Fund’s Net Assets determined quarterly as of the end of each quarter (before the accrual of the Management Fee for that quarter).
(4)The Fund pays the Adviser a Management Fee calculated and payable quarterly at an annual rate of 2.00% of the Fund’s Net Assets determined quarterly as of the end of each quarter (before the accrual of the Management Fee for that quarter).“Net Assets” means the total assets of the Fund minus the Fund’s liabilities. For purposes of determining the Management Fee payable to the Adviser, the Fund’s Net Assets will be calculated prior to any reduction for the accrual of the Management Fee for that quarter. In addition, the Adviser has contractually agreed to reduce its Management Fee to an annual rate of 1.00% for six months following the closing of the initial public offering (through August 27, 2026) (the “Management Fee Waiver Agreement”). Unless the Management Fee Waiver Agreement is otherwise extended by agreement between the Fund and the Adviser, the Management Fee payable by the Fund following the first six months after the closing of the initial public offering will be at the annual rate of 2.00%. Fees waived pursuant to the Management Fee Waiver Agreement are not subject to recoupment by the Adviser.
(5)Other Expenses are based on estimated amounts for the current fiscal year.
(6)The Acquired Fund Fees and Expenses is based on estimated amounts for the current fiscal year.
The following example illustrates the expenses (including the sales load of 3.125%) that you would pay on a $1,000 investment in Shares, assuming (1) total annual expenses of 2.82% of net assets attributable to Shares and (2) a 5% annual return:(1)

1 Year	3 Years	5 Years	10 Years
$59	$116	$176	$336
The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.
(1)The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Sales Load [Percent]	3.125%
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]	0.00%
Other Transaction Expenses [Percent]	0.45%
Annual Expenses [Table Text Block]
SUMMARY OF FEES AND EXPENSES
The following table contains information about the costs and expenses that Shareholders will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for the Fund’s first fiscal year of operations and assume that the Fund issues an aggregate of 35,000,000 Shares (representing an aggregate public offering price of $1,000,000,000). The purpose of the table and the example below is to help you understand the fees and expenses that you as a Shareholder would bear directly or indirectly. The following table should not be considered as a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown and, all other things being equal, will increase as a percentage of net assets attributable to Shares of the Fund if the Fund issues fewer than 35,000,000 Shares.
Please refer to “Management of the Fund-Investment Advisory Agreement-Management Fee,” “Fund Expenses,” “Underwriting” and “Dividend Reinvestment Plan” for more complete descriptions of the various costs and expenses.

Shareholder Transaction Expenses:
Sales load paid by you (as a percentage of offering price)(1)	3.125%
Offering expenses borne by the Fund (as a percentage of offering price)(2)	0.45%
Dividend reinvestment plan fees	None

Annual Expenses:	Percentage of Net Assets Attributable to Shares
Management Fees(3)(4)	2.00%
Other Expenses(5)	0.77%
Repayment to Adviser	0.42%
Other Expenses	0.35%
Interest Payments on Borrowings	None
Acquired Fund Fees and Expenses(6)	0.05%
Total Annual Expenses	2.82%
__________________
(1)The sales load of 3.125% represents an average weighted sales load assuming that $1,000,000,000 of Shares are sold in this offering. The sales load on the first $500,000,000 of Shares sold in this offering will be 3.50%, the sales load on the second $500,000,000 of Shares sold will be 2.75%. If the Underwriter exercises its option to acquire up to an additional 15% of the total number of Shares to be offered in the offering, the sales load on Shares sold pursuant to that option will be 1.50%.
(2)The Fund estimates that it will incur one-time expenses of approximately $4.5 million (approximately 0.45% of the gross proceeds) in connection with this offering, assuming 40 million Shares are sold in this offering. These expenses include registration fees, FINRA (as defined later in this Prospectus) filing fees, exchange listing fees, printing expenses, legal fees and expenses and accounting fees and expenses. The offering costs will immediately reduce the NAV of each Share purchased in this offering. See “Underwriting.” Any offering costs incurred prior to the closing of the initial public offering have been paid by the Adviser and will be reimbursed by the Fund. The Fund will reimburse the Adviser promptly following the offering out of the offering proceeds.
(3)The Management Fee is calculated and payable quarterly at an annual rate of 2.00% of the Fund’s Net Assets determined quarterly as of the end of each quarter (before the accrual of the Management Fee for that quarter).
(4)The Fund pays the Adviser a Management Fee calculated and payable quarterly at an annual rate of 2.00% of the Fund’s Net Assets determined quarterly as of the end of each quarter (before the accrual of the Management Fee for that quarter).“Net Assets” means the total assets of the Fund minus the Fund’s liabilities. For purposes of determining the Management Fee payable to the Adviser, the Fund’s Net Assets will be calculated prior to any reduction for the accrual of the Management Fee for that quarter. In addition, the Adviser has contractually agreed to reduce its Management Fee to an annual rate of 1.00% for six months following the closing of the initial public offering (through August 27, 2026) (the “Management Fee Waiver Agreement”). Unless the Management Fee Waiver Agreement is otherwise extended by agreement between the Fund and the Adviser, the Management Fee payable by the Fund following the first six months after the closing of the initial public offering will be at the annual rate of 2.00%. Fees waived pursuant to the Management Fee Waiver Agreement are not subject to recoupment by the Adviser.
(5)Other Expenses are based on estimated amounts for the current fiscal year.
(6)The Acquired Fund Fees and Expenses is based on estimated amounts for the current fiscal year.
The following example illustrates the expenses (including the sales load of 3.125%) that you would pay on a $1,000 investment in Shares, assuming (1) total annual expenses of 2.82% of net assets attributable to Shares and (2) a 5% annual return:(1)

1 Year	3 Years	5 Years	10 Years
$59	$116	$176	$336
The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.
(1)The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Management Fees [Percent]	2.00%
Interest Expenses on Borrowings [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.05%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.42%
Other Annual Expense 2 [Percent]	0.35%
Other Annual Expenses [Percent]	0.77%
Total Annual Expenses [Percent]	2.82%
Expense Example [Table Text Block]
The following example illustrates the expenses (including the sales load of 3.125%) that you would pay on a $1,000 investment in Shares, assuming (1) total annual expenses of 2.82% of net assets attributable to Shares and (2) a 5% annual return:(1)

1 Year	3 Years	5 Years	10 Years
$59	$116	$176	$336
The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.
(1)The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	$ 59
Expense Example, Years 1 to 3	116
Expense Example, Years 1 to 5	176
Expense Example, Years 1 to 10	$ 336
Purpose of Fee Table , Note [Text Block]
The following table contains information about the costs and expenses that Shareholders will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for the Fund’s first fiscal year of operations and assume that the Fund issues an aggregate of 35,000,000 Shares (representing an aggregate public offering price of $1,000,000,000). The purpose of the table and the example below is to help you understand the fees and expenses that you as a Shareholder would bear directly or indirectly. The following table should not be considered as a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown and, all other things being equal, will increase as a percentage of net assets attributable to Shares of the Fund if the Fund issues fewer than 35,000,000 Shares.
Please refer to “Management of the Fund-Investment Advisory Agreement-Management Fee,” “Fund Expenses,” “Underwriting” and “Dividend Reinvestment Plan” for more complete descriptions of the various costs and expenses.

Basis of Transaction Fees, Note [Text Block]	The Fund pays the Adviser a Management Fee calculated and payable quarterly at an annual rate of 2.00% of the Fund’s Net Assets determined quarterly as of the end of each quarter (before the accrual of the Management Fee for that quarter).“Net Assets” means the total assets of the Fund minus the Fund’s liabilities. For purposes of determining the Management Fee payable to the Adviser, the Fund’s Net Assets will be calculated prior to any reduction for the accrual of the Management Fee for that quarter. In addition, the Adviser has contractually agreed to reduce its Management Fee to an annual rate of 1.00% for six months following the closing of the initial public offering (through August 27, 2026) (the “Management Fee Waiver Agreement”). Unless the Management Fee Waiver Agreement is otherwise extended by agreement between the Fund and the Adviser, the Management Fee payable by the Fund following the first six months after the closing of the initial public offering will be at the annual rate of 2.00%. Fees waived pursuant to the Management Fee Waiver Agreement are not subject to recoupment by the Adviser.(5)Other Expenses are based on estimated amounts for the current fiscal year.
Other Transaction Fees, Note [Text Block]	The Fund estimates that it will incur one-time expenses of approximately $4.5 million (approximately 0.45% of the gross proceeds) in connection with this offering, assuming 40 million Shares are sold in this offering. These expenses include registration fees, FINRA (as defined later in this Prospectus) filing fees, exchange listing fees, printing expenses, legal fees and expenses and accounting fees and expenses. The offering costs will immediately reduce the NAV of each Share purchased in this offering. See “Underwriting.” Any offering costs incurred prior to the closing of the initial public offering have been paid by the Adviser and will be reimbursed by the Fund. The Fund will reimburse the Adviser promptly following the offering out of the offering proceeds.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee is calculated and payable quarterly at an annual rate of 2.00% of the Fund’s Net Assets determined quarterly as of the end of each quarter (before the accrual of the Management Fee for that quarter).
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses is based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGY
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority of the Fund’s outstanding voting securities (as defined by the 1940 Act). The Fund’s fundamental policies, which are listed in the “The Fund” section of the SAI, may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund. There can be no assurance that the Fund will achieve its investment objective.
Investment Strategies
In pursuing its investment objective, the Fund will primarily invest, under normal circumstances, in a concentrated portfolio generally consisting of ten or more private companies that, in the view of the Adviser, are Frontier Companies. The Fund generally will seek to limit its investments in each Frontier Company to no more than 20% of its assets, measured at the time of purchase. While the Fund targets an initial investment of no more than 20% of its assets in each Frontier Company in which it invests, the value of the Fund’s investments will fluctuate so that any one investment may represent more or less than 20% of the Fund’s assets at any given point in time. The Adviser may, in its sole discretion, determine to rebalance the Fund’s investments from time to time. The Fund’s strategy of holding fewer investments with a high level of concentration is designed to provide investors with meaningful exposure to those investments. The specific Frontier Companies in which the Fund focuses its investments may change over time, including if a Frontier Company becomes a public company or is acquired in the future and the Fund elects to sell its investment in such company.
The Adviser will seek to invest in Frontier Companies that it believes are differentiated and positioned for sustained growth based on its analysis of technology trends and markets, industry knowledge and knowledge of where leading venture capitalists and other institutional investors are investing, and proprietary research. The Fund can invest in companies based both inside and outside the United States.
The Fund will make direct investments in Frontier Companies, which will typically be in the form of non-controlling equity and equity-related securities, including, but not limited to, common stock, warrants, convertible preferred stock, other equity or equity-linked securities or ownership interests in business enterprises, other forms of senior equity, which may or may not be convertible into a Frontier Company’s common equity, and preferred stock and convertible debt securities.
The Fund may also make indirect investments in Frontier Companies by purchasing units or shares of Private Vehicles that provide the Fund with economic exposure to the equity of one or more Frontier Companies. The SPVs in which the Fund expects to invest will be private investment vehicles managed by unaffiliated managers that are designed to provide the Fund and other accredited investors access to concentrated economic exposure of one or more specific private companies through a private offering of securities exempt from registration under the Securities Act pursuant to Regulation D. An SPV may source its investments in underlying private companies through a variety of methods, including through existing investment, business or other relationships that the manager of the SPV may have with a private company or its founders and/or key employees. Individual SPVs that the Fund expects to invest in may have different terms and structures, which may present unique risks and different economic experience than if the Fund were to hold interests in the underlying private companies directly. The types of SPVs in which the Fund expects to invest may charge upfront sales charges as well as management fees and/or carried interest-type fees that will impact the value of the Fund’s investment and the Fund’s investment return. All investors in an SPV typically will have similar rights, which are documented in the governing documents of the SPV, subject to the terms of any side letters entered into between an investor (including the Fund) and the manager of the SPV that may alter such rights and/or provide certain benefits to individual SPV investors. It is expected that the SPVs in which the Fund invests will not provide the Fund with voting rights with respect to the SPVs or underlying private companies. Private Vehicles will typically not be controlled by the Fund and will not be subsidiaries of the Fund. Such investments may include investments made through “secondary transactions,” in which the Fund acquires an interest in an existing Private Vehicle from another investor. The Fund also may seek indirect economic exposure to Frontier Companies in other ways, including through special situations, other equity or credit investments, equity-
related and equity-linked investments such as forward contracts for future delivery of stock, swaps, and other synthetic equity agreements that provide it with economic exposure to the equity of a Frontier Company. To the extent the Fund enters into forward contracts or other derivatives with respect to a Frontier Company, the Fund intends to do so only with reputable counterparties that have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody’s, or that have an equivalent rating from another NRSRO, or that are determined to be of equivalent credit quality by the Adviser.
In seeking to achieve its investment objective, the Fund will invest, without limit, in privately placed or restricted securities (including in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, of private companies. Issuers of these securities are not expected to have a class of securities registered, or be subject to periodic reporting, pursuant to the Exchange Act.
The Fund generally intends to hold its investments as a long-term investor, consistent with its investment objective and strategies, and, accordingly, the Fund does not expect to divest of investments on any particular timeline or upon the occurrence of any particular event. For example, the Fund expects generally to continue to hold investments in a company after an initial public offering. However, the Fund may divest of some or all of an investment as the Adviser determines to be appropriate and consistent with the Fund’s investment objective or strategies. This may occur in connection with an initial public offering or acquisition of a company, in the event the Adviser determines it is appropriate to rebalance the portfolio, where the Adviser determines that the investment is no longer performing in-line with expectations or ceases to be a Frontier Company, or for any other reason in the Adviser’s discretion.
Under normal circumstances, substantially all of the Fund’s assets will be invested in direct or indirect investments in Frontier Companies (except that the Fund may continue to hold investments in a Frontier Company after the initial public offering of such Frontier Company). However, the Fund may also invest, to a lesser extent (including while it is seeking to build its position in one or more Frontier Companies or to manage cash) in other investments, including listed companies, mutual funds, BDCs, ETFs, money market funds, U.S. government securities and other fixed income obligations, and cash equivalents (such as bankers’ acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements), and crypto or digital assets, and may at times hold a significant percentage of its assets in such investments. To the extent that a significant portion of the Fund’s assets are invested in such instruments for an extended period of time, the Fund may not achieve its investment objective.
The Fund expects that it will invest significantly in aerospace and defense, AI, computer software, consumer products, consumer technology, enterprise software, Fintech, technology, and robotics related companies. Accordingly, the Fund expects that its investments will be concentrated in securities of issuers having their principal business activities in industries or groups of industries in the following sectors: communication services, consumer discretionary, financials, industrials, and information technology(i.e., more than 25% of the value of the Fund’s assets is expected to be invested in such industries or groups of industries). As of the date of this Prospectus, the Fund determines an issuer’s industry or group of industries by reference to its classification under the GICS.
The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it intends to invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer.
The Fund is permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its total assets in accordance with the 1940 Act. The Fund may establish one or more credit lines to borrow money for a range of purposes, including for the purpose of funding investments, to satisfy Fund liabilities or obligations, or other specified purposes. The Fund may pledge its assets to secure any such borrowings. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.
The Fund may make investments directly or indirectly through one or more Subsidiaries, and references herein to the Fund’s investments also refer to any Subsidiary’s investments.
If the Fund uses one or more Subsidiaries to make investments, the Fund and its shareholders will bear the respective organizational and operating fees, costs, expenses and liabilities of those Subsidiaries. The Fund and its Subsidiaries will have the same investment strategies and will be subject to the same investment restrictions and limitations on a consolidated basis. The Adviser will serve as investment adviser to the Fund and each Subsidiary. The Subsidiaries will comply with the provisions relating to affiliated transactions and custody of the 1940 Act.
The Adviser will not cause the Fund to engage in certain negotiated investments alongside affiliates unless the Fund has received an order from the SEC granting an exemption from Section 17 of the 1940 Act, or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations thereof, as expressed in SEC no-action letters or other available guidance. The Adviser and the Fund intend to apply for an exemptive order from the SEC that, if granted, would expand the Fund’s ability to invest alongside its affiliates in privately placed investments that involve the negotiation of certain terms of the securities to be purchased (other than price-related terms).
Market Opportunity
Successful private companies have traditionally created significant value for investors in private markets, which have typically been reserved for accredited and institutional investors. As of 2022, approximately 80% of U.S. households did not have sufficient income or assets to qualify as accredited investors.(1)
The number of publicly traded companies in the United States has fallen from approximately 7,000 in the year 2000 to approximately 4,000 in 2024,(2) shrinking the investable universe for retail investors. At the same time, private companies are growing, both by number and market value. In the United States, for companies with revenue greater than $100 million, private companies now outnumber public companies by over six and one-half to one.(3) The aggregate estimated value of private companies (excluding those organized as limited liability companies and limited partnerships) in the U.S. surpassed $10 trillion in the first quarter of 2025.(4) The number of so-called “unicorns” (private companies that have achieved a capitalization of $1 billion or more) in the United States increased from an estimated 39 in 2013 to over 850 in 2026.(5) At the same time, the median time frame from founding of a private company to its initial public offering has increased, hitting 14 years in 2024, which represented a 15-year high, and some high-quality scaled businesses are delaying public listing indefinitely, even after reaching profitability.(6) Even as some of these private companies have become household names, exposure to them remains gated to the vast majority of retail investors. The Fund is designed to provide retail investors with exposure to a select group of private companies that the Adviser believes are capable of additional growth, through an investment vehicle with publicly listed shares that provide intra-day liquidity and a fee structure aligned with Robinhood’s mission to democratize finance for all.
Although many private companies have created value for investors, many more private companies have not. The Fund and the Adviser do not guarantee any level of return or risk on investments and there can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful.

Risk Factors [Table Text Block]
RISKS
AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY INVESTORS WHO UNDERSTAND THE POTENTIAL RISK OF CAPITAL LOSS, FOR WHOM AN INVESTMENT IN THE FUND IS A PART OF A DIVERSIFIED INVESTMENT PROGRAM, AND WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING IS NOT AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. PRIOR TO INVESTING IN THE FUND, INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISERS IN EVALUATING THE MERITS AND RISKS OF INVESTING IN THE FUND.
An investment in the Fund is suitable only for those persons who have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment. An investment in the Fund is speculative and involves a high degree of risk. Therefore, you should consider the risks of investing in the Fund, including the principal risk factors described below, prior to making an investment in the Fund. The following information is a discussion of the known material risk factors associated with an investment in the Fund’s Shares specifically. These risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s investments. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results.
The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose all or part of your investment in the Fund. There is no assurance that the Fund will meet its investment objective. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears, and such order is not intended to provide any indication as to the likelihood of their occurrence or of their magnitude or significance.
Equity Securities Risks
The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Equity securities of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. For example, publicly traded equity securities of private equity funds and private equity firms tend to experience greater volatility than other companies in the financial services industry and the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities held by the Fund. The value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the equity securities held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, equity securities may be particularly sensitive to general movements in the stock market, and a drop in the stock market may depress the price of any equity securities to which the Fund has exposure. The value of the equity securities the Fund holds may also fluctuate because of changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income, and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
The equity interests the Fund invests in may not appreciate in value and, in fact, may decline in value or lose all value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences.
Private Investments Risk
The Fund will invest primarily in privately offered shares of private companies. Such investments involve a high degree of business and financial risk that can result in substantial losses.
Less information is available with respect to private companies compared to public companies and private company investments offer limited liquidity. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is a risk that the Fund may invest on the basis of incomplete or inaccurate information, and will not be able to adequately monitor the performance of its investments, which may adversely affect the Fund’s investment performance. It also is more difficult to value private investments compared to public investments because there is less information available about private companies. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private company investments are more difficult to value than public companies due to less information being available and valuations may fluctuate more dramatically than those of public companies. As a result, the Fund’s NAV could significantly increase or decrease if the Fund learns of new material information regarding a private company, particularly if the company comprises a significant portion of the Fund’s portfolio. Additionally, the Fund will only value its investments on a periodic basis. To the extent that new material information regarding a private company in which the Fund has invested becomes public, the trading price of the Fund’s shares could fluctuate significantly, including potentially causing the Fund’s shares to trade at a discount or premium to the most recently published NAV. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to transfer restrictions and substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner. There also is no assurance that the private companies in which the Fund invests will ever have a liquidity event.
Additionally, the types of private companies in which the Fund expects to invest may be dependent on key personnel for their future success. If a company is unable to hire and retain qualified personnel, or if the company loses a founder or any key member of its management team, its performance may be significantly impaired.
Historical return for private company investments has often been dependent on investment selection with a limited number of companies having an outsized impact on the return profile of the asset class. Although the Fund intends to deploy capital in companies at the frontiers of their industries, the Fund may not be able to access the most attractive investment opportunities, or it may not be able to invest at an early enough stage in these companies’ lifecycles to experience an outsized investment return. Private companies typically control which investors are permitted to buy shares of their company, including through a consent right over which investors are permitted to purchase shares from existing investors in that company. There can be no assurance that the companies that the Fund targets will permit the Fund to become an investor. The Fund may not be able to deploy all of its capital in companies that fit its investment mandate.
The Fund’s private investments may be subject to risks associated with an unaffiliated lead investor. Due diligence will be conducted on private investment opportunities. However, due diligence will necessarily be limited by, among other things, information that the Fund is able to obtain, and the Fund expects that substantially less information will be available about the Fund’s private investments than information that would be available for publicly traded investments. The Fund may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Fund believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as when the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process. The Fund expects to make minority investments where it may have little to no opportunity to negotiate the terms of a particular private investment or to require a specific private company in which the Fund invests to disclose any particular type of information to the Fund, either in connection with diligence or as ongoing reporting. Where the Fund invests alongside an unaffiliated lead investor, the Adviser may rely to some extent on the lead investor’s diligence on the relevant investment and to negotiate certain terms of the investment. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Fund carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely.
In connection with some of the Fund’s investments in private companies, the Fund will pledge some or all voting rights in a private company to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.
The Fund has the discretion to make follow-on investments, subject to the availability of capital resources and the availability of securities in the applicable portfolio company. The Fund may elect not to make follow-on investments in a portfolio company and it may lack sufficient funds to make those investments. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, it may elect not to do so in order not to increase its concentration of risk, because it prefers other opportunities, or because it is inhibited by compliance with regulatory or other requirements.
Private Vehicle Risks
The Fund’s investments in Private Vehicles are subject to a number of risks. Private Vehicle interests are expected to be illiquid and subject to restricted marketability, and the realization of investments from them may take considerable time and/or be costly. In addition, certain private companies may impose broad transfer restrictions on their equity securities. These restrictions may extend to the ability of a Private Vehicle that invests in such private company to admit new investors, meaning that the Fund may be unable to invest in a Private Vehicle without the consent of the underlying private company. There can be no assurance that such consent will be granted, which may limit the Fund’s ability to gain exposure to certain private companies. Some of the Private Vehicles in which the Fund invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Private Vehicle regarding its business strategy and any performance history, including audited financial statements, in most cases the Adviser will have little or no means of independently verifying this information. The Fund may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Fund believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as where the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Fund carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely. Lastly, Private Vehicles may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Private Vehicles and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Private Vehicles. Then, as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Private Vehicle’s investments are successful.
Private Vehicle interests are ordinarily valued based upon valuations provided by the Private Vehicle Manager, which may be received on a delayed basis. Certain securities in which the Private Vehicles invest may not have a readily ascertainable market price and are fair valued by the Private Vehicle Managers. A Private Vehicle Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Private Vehicle Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Private Vehicle Manager and monitor the returns provided by the Private Vehicles. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Vehicle Manager, the accuracy of the valuations provided by the Private Vehicle Managers, that the Private Vehicle Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Vehicle Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Private Vehicle Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Private Vehicle Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Inaccurate valuations provided by Private Vehicles could materially adversely affect the value of Shares.
The Fund will pay asset-based or commitment-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Vehicles. Such fees and performance-based compensation are in addition to the Fund’s own Management Fee. In addition, performance-based fees charged by Private Vehicle Managers may create incentives for the Private Vehicle Managers to make risky investments, and may be payable by the Fund to a Private Vehicle Manager based on a Private Vehicle’s positive returns even if the Fund’s overall returns are negative. Fund shareholders will indirectly bear a proportionate share of the fees and expenses of the Private Vehicles, in addition to a proportionate share of the expenses of the Fund.
The Fund may be precluded from acquiring an interest in certain Private Vehicles due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Vehicles. The Adviser also may refrain from including a Private Vehicle in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Private Vehicle or as part of a direct investment. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Private Vehicle or direct investments than other clients of the Adviser.
If the Fund fails to satisfy capital calls to a Private Vehicle in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Vehicle. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Private Vehicles or otherwise impair the value of the Fund’s investments.
The governing documents of a Private Vehicle generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Private Vehicle prior to the end of its stated term. Early termination of a Private Vehicle in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Private Vehicle, Shareholders will not themselves be equity holders of that Private Vehicle and will not be entitled to enforce any rights directly against the Private Vehicle or the Private Vehicle Manager or assert claims directly against any Private Vehicles, the Private Vehicle Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Private Vehicles that may be available to the Fund as an investor in the Private Vehicles. In addition, Private Vehicles generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Private Vehicles, will not have the benefit of the protections afforded by 1940 Act. Private Vehicle Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Private Vehicles managed by such Private Vehicle Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Private Vehicles generally are not immediately invested. Instead, committed amounts are drawn down by Private Vehicles and invested over time, as underlying investments are identified-a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Private Vehicle’s drawdowns. During this period, investments made early in a Private Vehicle’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private Vehicles do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Private Vehicle. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Vehicles. This may result in the Fund making commitments to Private Vehicles in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Private Vehicle will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Private Vehicles.
The Fund is subject to the risks associated with its Private Vehicles’ underlying investments. The investments made by Private Vehicles will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Private Vehicle invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
In connection with making an investment in a Private Vehicle, the Fund may decide to pledge some or all voting rights in a Private Vehicle to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.
A Private Vehicle Manager may focus on a particular industry or sector, which may subject the Private Vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Private Vehicle Manager may focus on a particular country or geographic region, which may subject the Private Vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Private Vehicles may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Private Vehicle may invest. The success of each investment made by a Private Vehicle will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Fund may make secondary investments in Private Vehicles by acquiring the interests in the Private Vehicles from existing investors in such Private Vehicles (and not from the issuers of such investments). In such instances, as the Fund will not be acquiring such interests directly from the Private Vehicle, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of secondary investment opportunities that will be presented to the Fund.
In addition, valuation of secondary investments in Private Vehicles may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Private Vehicles may own securities. Moreover, the purchase price of secondary investments in such Private Vehicles generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase secondary investments in Private Vehicles at attractive discounts to their respective net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its secondary investments, the structure of such acquisitions and the overall success of the Private Vehicle.
Secondary investments in a Private Vehicle may be acquired at a discount to that Private Vehicle’s NAV. Because those secondary investments will be valued by the Fund at the most recent NAV reported by the Private Vehicle’s Manager, the Fund will have an unrealized gain with respect to those investments (and a corresponding increase in NAV and performance) equal to the difference between the most recent reported NAV of the Private Vehicle and the Fund’s purchase price.
To maintain the Fund’s status as a RIC and preserve the tax benefits to the Fund of that status, the Fund intends to distribute to Shareholders capital gain dividends in the amount of the Fund’s net capital gain. Distribution of the Fund’s net capital gain (which is generally the excess of the Fund’s realized net long-term capital gains over the Fund’s realized net short-term capital losses) properly reported by the Fund as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains, regardless of the U.S. Shareholder’s holding period for his, her or its common stock and regardless of whether paid in cash or reinvested in additional common shares. Distributions of the Fund’s net capital gain to a non-U.S. Shareholder, generally will not be subject to U.S. federal withholding tax and will not be subject to U.S. federal income tax unless the distributions are effectively connected with a U.S. trade or business of the non-U.S. Shareholder (and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the non-U.S. Shareholder in the United States).
Conversely, a secondary investment in a Private Vehicle sold by the Fund at a discount will result in a realized loss, and a corresponding decrease in the Fund’s NAV and performance equal to the difference between the value of the secondary investment as reflected in the books and records of the Fund and the negotiated sale price.
The valuation of the Fund’s secondary investments in Private Vehicles is ordinarily determined based upon valuations provided by the Private Vehicle Managers, when available, and is subject to the same risks associated with the reliance on valuations provided by the Private Vehicle Managers as the primary investments in Private Vehicles.
There is significant competition for secondary investments. Many institutional investors, including fund-of- funds entities, as well as existing investors of Private Vehicles may seek to purchase secondary investments of the same Private Vehicle which the Fund may also seek to purchase. In addition, some Private Vehicle Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Private Vehicle Managers also may be partial to secondary investments being purchased by existing investors of their Private Vehicles. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify secondary investments that satisfy the
Fund’s investment objective or, if the Fund is successful in identifying such secondary investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such secondary investments.
At times, the Fund may have the opportunity to acquire a portfolio of Private Vehicle interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Private Vehicle interests may be less attractive than others, and certain of the Private Vehicle Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those secondary investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
In the cases where the Fund acquires an interest in a Private Vehicle through a secondary investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Private Vehicle and, subsequently, that Private Vehicle recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Private Vehicle. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Private Vehicles to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund industry periodically is being and may in the future be considered or acted upon by governmental or self- regulatory bodies of both U.S. and in non-U.S. jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Private Vehicles; the Private Vehicle Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Private Vehicle’s ability to implement its investment strategies could have a material adverse impact on the Private Vehicle’s performance, and thus on the Fund’s performance.
Adviser Risk
The Fund does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Adviser currently employs, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. The Adviser will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Investment Advisory Agreement. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser’s senior investment professionals. The departure of any of the Adviser’s key personnel, including the portfolio managers, or of a significant number of the investment professionals of the Adviser, could have a material adverse effect on the Fund’s business, financial condition or results of operations. In addition, the Fund cannot assure investors that the Adviser will remain the Fund’s investment adviser. The Fund may not be able to find a suitable replacement adviser, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on the Fund’s financial conditions, results of operations and cash flow.
Non-Diversification Risk
The Fund is classified as non-diversified for purposes of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. The Fund intends to assume large positions in the securities of a small number of issuers. Accordingly, the Fund’s NAV may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or assessed fair value of a single issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.
Concentration Risk
The Fund expects that it will invest significantly in aerospace and defense, AI, computer software, consumer products, consumer technology, enterprise software, Fintech, technology, and robotics related companies. Accordingly, the Fund expects that its investments will be concentrated in securities of issuers having their principal business activities in industries or groups of industries in the following sectors: communication services, consumer discretionary, financials, industrials, and information technology. As of the date of this Prospectus, the Fund determines an issuer’s industry or group of industries by reference to its classification under the GICS. While these sectors can offer high growth potential, they also come with heightened risk. Companies in these sectors are often highly dependent on innovation, research and development, and consumer adoption, and can be significantly impacted by legislative and regulatory changes, adverse market conditions and competition, all of which can lead to significant price volatility. The Fund’s concentrated exposure to these sectors could result in greater losses during periods of market volatility or sector-specific downturns. By focusing on a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. The Fund’s concentration of risk in these sectors may increase the losses suffered by the Fund or reduce its ability to dispose of depreciating assets. Because the Fund concentrates in a group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. Concentration could expose the Fund to losses disproportionate to those incurred by the market in general if the areas in which the Fund’s investments are concentrated are disproportionately adversely affected by price movements in those financial instruments or assets. The Fund is subject to the risks associated with the sectors in which its investments, as further described below, and that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting these sectors.
Technology Sector Risk
The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.
Many technology companies depend on third-party platforms and products, and policy changes or technical issues in such systems could impair monetization. Reliance on third-party cloud and data-center providers can also increase exposure to outages, capacity shortfalls and cost increases. Any disruption or damage to, or failure of the third-party platform, products, systems or providers relied upon by technology companies could result in service interruptions and harm the companies’ businesses. As technology companies increase their reliance on these third parties, particularly with respect to third-party cloud computing platforms, their exposure to damage from service interruptions or other performance or quality issues may increase. Service interruptions or other performance or quality issues may cause technology companies to issue credits or pay penalties, cause customers to make warranty or other claims against the companies or to terminate their subscriptions, and adversely affect technology companies’ attrition rates and their ability to attract new customers, all of which would reduce technology companies’ revenue. Technology companies’ business and reputation would also be harmed if their customers and potential customers believe the companies’ services are unreliable.
In addition, hardware and device makers are exposed to a limited number of contract manufacturers with geopolitically sensitive supply chains, which amplifies disruptions from trade restrictions, natural disasters or public-health events. Where global trade controls apply, export restrictions can abruptly curtail market access, depress demand or force costly re-engineering. Many technology company suppliers and contract manufacturers are in locations that are prone to earthquakes and other natural disasters. Global climate change is resulting in certain types of natural disasters and extreme weather occurring more frequently or with more intense effects. In addition, many suppliers’ operations and facilities are subject to the risk of interruption by fire, power shortages, nuclear power plant accidents and other industrial accidents, terrorist attacks and other hostile acts, ransomware and other cybersecurity attacks, labor disputes, public health issues and other events beyond the suppliers’ control. Global supply chains can be highly concentrated and geopolitical tensions or conflict could result in significant disruptions. Such events can make it difficult or impossible for the contract manufacturers to manufacture and deliver products to its customers, create delays and inefficiencies in the supply and manufacturing chain, result in slowdowns and outages to the technology companies’ service offerings, increase costs, and negatively impact consumer spending and demand in affected areas.
Technology company operations are also subject to the risks of industrial accidents at its suppliers and contract manufacturers. While many suppliers are required to maintain safe working environments and operations, an industrial accident could occur and could result in serious injuries or loss of life, disruption to the technology companies’ business, and harm to the technology companies’ reputation. Major public health issues, including pandemics, have adversely affected, and could in the future materially adversely affect, technology companies due to their impact on the global economy and demand for consumer products. The imposition of protective public safety measures, such as stringent employee travel restrictions and limitations on freight services and the movement of products between regions, can disrupt technology companies’ operations, supply chain and sales and distribution channels, resulting in interruptions to the supply of current products and offering of existing services, and delays in production ramps of new products and development of new services.
AI Industry Risk
Companies involved in AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize AI and/or data services. Further, many companies involved in AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in the AI industry will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI companies also face risks specific to training data and model development, including allegations that third-party models or datasets used to develop or enhance products lacked proper licenses or consents, challenges obtaining or maintaining access to high-quality models, datasets, or specialized hardware, and higher operating costs driven by compute-intensive training and inference.
Moreover, due to challenges in detecting patent infringement pertaining to generative AI technologies, it may be more difficult to protect generative AI and related innovations with patents. Further, the laws of some foreign countries do not provide the same level of intellectual property protection as U.S. laws and courts and could fail to adequately protect AI companies’ intellectual property rights. If unauthorized disclosure of source code occurs through security breach, cyber-attack or otherwise, AI companies could lose future trade secret protection for that source code. Such loss could make it easier for third parties to compete with AI products by copying functionality, which could cause AI companies to lose customers and could adversely affect their revenue and operating margins. If AI companies cannot protect their intellectual property against unauthorized copying, use, or other misappropriation, their businesses could be harmed.
AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of these companies to operate on an ongoing basis. Compliance with evolving regulatory obligations specific to AI, such as the EU AI Act and emerging United States federal and state oversight of model transparency, safety and privacy, may require significant changes to products, practices and business models, which may adversely affect AI companies subject to such regulations. For example, the EU AI Act came into force on August 1, 2024, and will generally become fully applicable after a two-year transitional period (although certain obligations will take effect at an earlier or later time). The EU AI Act introduces various requirements for AI systems and models placed on the market or put into service in the EU, including specific transparency and other requirements for general purpose AI systems and the models on which those systems are based. In the U.S., there is increasing uncertainty as to the federal government's approach to AI regulation going forward, as the continued applicability of the White House’s 2023 Executive Order on the Safe, Secure, and Trustworthy Development and Use of AI, which lays out a framework for the U.S. government, among other things, to monitor private sector development of certain foundation models, remains subject to regulatory development. Several states are considering enacting or have already enacted regulations concerning the use of AI technologies, including those focused on consumer protection, and depending on the scope of AI regulation at the federal level, some states may move to regulate AI model development and deployment. Further, at the federal and state level, there have been various proposals (and in some cases laws enacted) addressing “deepfakes” and other AI-generated synthetic media.
Many AI companies also depend on third-party cloud infrastructures operated by a small number of service providers to host and deliver their offerings; interruptions, price increases or preferential treatment of competitors by those service providers, or any cyberattacks on those providers, could materially and adversely affect the operations of such AI companies. Supply-chain attacks have increased in frequency and severity, and there can be no guarantee that third parties and infrastructure in the AI companies’ supply chain or third-party partners’ supply chains have not been compromised or that they do not contain exploitable defects or bugs that could result in a breach of or disruption to AI companies’ information technology systems (including AI companies’ products) or the third-party information technology systems that support AI companies and their services. Other issues arising from the development and use of AI, such as bias, safety defects or inaccurate outputs, may result in brand, reputational, or competitive harm, regulatory action or legal liability. For example, AI algorithms or training methodologies may be flawed. Datasets may be overbroad, insufficient, or contain biased or inaccurate information. Content generated by AI systems may be offensive, illegal, inaccurate, or otherwise harmful. Ineffective or inadequate AI development or deployment practices by AI companies could result in incidents that impair the acceptance of AI solutions, cause harm to individuals, customers, or society, or result in our products and services not working as intended. Human review of certain inputs and outputs may be required, including for agentic AI systems that can take actions autonomously. These risks may stem from issues related to intellectual property, data privacy, and other claims associated with AI training and outputs.
AI companies typically engage in significant research and development spending, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. AI could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.
Aerospace and Defense Industry Risk
The aerospace and defense industry may be significantly affected by government aerospace and defense regulations, spending policies, and geopolitical stability because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. The financial condition of and investor interest in aerospace and defense companies will be negatively influenced by governmental defense spending policies that, outside the occurrence of certain events, such as terrorist attacks, war, and other geopolitical events, are typically under pressure from efforts to control the U.S. (and other) government budgets. The sector also depends on a globally dispersed supply chain, where supplier distress, quality issues and retrofit campaigns can disrupt deliveries and raise costs. Emerging laws and increasing regulatory requirements aimed at global supply chains may impact aerospace and defense companies’ ability to access certain materials and components, and otherwise adversely affect their business, and they may not only be held responsible for their compliance, but for that of their suppliers. In recent years, global supply chain disruptions have impacted, and may continue to impact in the future, aerospace and defense companies’ ability to procure raw materials, microelectronics, and certain commodities. Such disruptions may be driven by supply chain market constraints and macroeconomic conditions, including inflation and labor market shortages. Current geopolitical conditions, including conflicts and other causes of strained intercountry relations, as well as sanctions and other trade restrictive activities, may in the future contribute to these issues. Supply costs can be increased due to the above factors.
The industry’s reliance on the successful development and implementation of new defense and aerospace technologies may result in limited product lines, markets, financial resources, customers, or personnel, all of which may have an adverse effect on profit margins. Products and technologies may face obsolescence due to rapid technological developments and frequent new product introduction and, as such, companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs.
Fintech Sector Risk
Fintech companies may face competition from larger and more established firms, and a Fintech company may not currently or in the future derive any revenue from disruptive technologies. In addition, Fintech companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Additionally, many Fintech companies operate under complex financial regulatory regimes, which can force product changes, add cost and result in fines. Regulators and legislators globally have been establishing, evolving, and increasing their regulatory authority, oversight, and enforcement in a manner that impacts Fintech companies. As Fintech companies introduce new products and services and expand into new markets, including through acquisitions, they are expected to become subject to additional regulations, restrictions, and requirements. Any failure or perceived failure to comply with existing or new laws, regulations, or orders of any government authority (including changes to or expansion of their interpretation) may subject Fintech companies to significant fines, penalties, monetary damages, injunctive relief, criminal and civil lawsuits, forfeiture of significant assets, and enforcement actions in one or more jurisdictions; result in additional compliance requirements; increase regulatory scrutiny of their business; divert management’s time and attention from the business; restrict companies’ operations; lead to increased friction for customers; force companies to make changes to their business practices, products, or operations; require companies to engage in remediation activities; or delay planned transactions, product launches, or improvements. Any of the foregoing could, individually or in the aggregate, harm Fintech companies’ reputation, damage their brands and business, and adversely affect their results of operations and financial condition.
Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk. Changes in interest rates (or the expectation of such changes) can be difficult to forecast and may adversely affect Fintech companies. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and Fintech companies. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates.
Fintech companies can be subject to operational and information security risks resulting from cybersecurity incidents. A cybersecurity incident refers to both intentional and unintentional events that may cause Fintech companies or their respective service providers to lose or compromise confidential information, suffer data corruption or lose operational capacity. Cybersecurity incidents include stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and various other operational disruptions. There is no guarantee that Fintech companies and/or their respective service providers will be successful in protecting against cybersecurity incidents. The failure to protect against cybersecurity incidents could cause significant interruptions in Fintech companies’ operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to customers. Such a failure or unauthorized disclosure of data could harm the Fintech companies’ reputation, subject them to legal claims, increased costs, financial losses, data privacy breaches, regulatory intervention and otherwise affect their business and financial performance. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. In addition, Fintech companies may incur substantial costs related to forensic analysis of the origin and scope of a cybersecurity breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, adverse investor reaction or litigation.
Computer Software Industry Risk
Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
Consumer Goods Industry Risk
Companies in the consumer goods industry include companies involved in the design, production or distribution of goods for consumers, including food, household, home, personal and office products, clothing and textiles. The success of the consumer goods industry is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition, consumer confidence and consumer disposable income. The consumer goods industry may be affected by trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies in the consumer goods industry. Moreover, international events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. In addition, tobacco companies may be adversely affected by new laws, regulations and litigation. Many consumer goods may be marketed globally, and consumer goods companies may be affected by the demand and market conditions in other countries and regions. Companies in the consumer goods industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.
Consumer Technology Industry Risk
Consumer technology companies produce a wide range of products and services for general consumers, such as smartphones, computers, home electronics, and software. The operations and performance of consumer technology companies depend significantly on global and regional economic conditions. Adverse economic conditions can materially adversely affect a consumer technology company’s business. The global supply chain for consumer technology companies is large and complex, and many supplier facilities, including manufacturing and assembly sites, are located outside the United States. Adverse macroeconomic conditions, including slow growth or recession, high unemployment, inflation, tighter credit, higher interest rates, changes in fiscal and monetary policy, financial markets volatility and currency fluctuations, can adversely impact consumer confidence and spending and materially adversely affect demand for consumer technology companies’ products and services. Geopolitical tensions, military conflicts, political unrest, terrorism, trade and other international disputes, changes in trade laws or regulations, tariffs and customs controls, natural disasters, public health issues, industrial accidents, industry consolidation, component constraints or shortages, shipping or transportation interruptions or slowdowns, business interruptions and other factors can have an adverse impact on consumer technology companies’ business and supply chains.
The market for consumer technology products and services is highly competitive and subject to rapid technological change. Consumer technology companies may hold patents, trademarks and copyrights, and many competitors may seek to compete primarily by imitating the products and infringing on intellectual property. If a consumer technology company is unable to continue to develop and sell innovative new products with attractive margins, or if competitors infringe on its intellectual property, that company’s ability to maintain a competitive advantage could be materially adversely affected.
Consumer technology companies may be required to use, store and share confidential information, including personal information with respect to their customers. Data security measures cannot provide absolute security, and losses or unauthorized access to or releases of confidential information can occur and could materially adversely affect a company’s business and reputation.
Consumer technology companies are subject to complex and changing laws and regulations relating to, among other areas, antitrust; privacy, data security and data localization; consumer protection; advertising; product liability; and intellectual property ownership and infringement. Compliance with these laws and regulations is onerous and expensive. New and changing laws and regulations can adversely affect a consumer technology company’s business by increasing the costs of compliance, limiting the company’s ability to offer a product, service or feature to customers, imposing changes to the design of the company’s products and services, or impacting customer demand for the company’s products and services. If any consumer technology company is found to have violated laws and regulations, it could materially adversely affect the company’s business and reputation.
Enterprise Software Industry Risk
Enterprise software companies develop and provide specialized software solutions for enterprises, rather than individual consumers, to streamline business operations and improve productivity. The industry in which enterprise software companies operate is characterized by rapid technological advances, intense competition, changing delivery models, evolving standards in communications infrastructure, increasingly sophisticated customer needs and frequent new product introductions and enhancements. If enterprise software companies are unable to develop new or sufficiently differentiated products and services, enhance and improve their product offerings and support services in a timely manner or position and price their products and services to meet demand, customers may not purchase, subscribe to or renew their license, hardware support or cloud offerings. Enterprise software companies rely on copyright, trademark, patent and trade secret laws, confidentiality procedures, controls and contractual commitments to protect their intellectual property. Despite such efforts, these protections may be limited, and unauthorized third parties may try to copy or reverse engineer their products or otherwise infringe on their intellectual property. If enterprise software companies cannot protect their intellectual property against unauthorized copying or use, or other misappropriation, they may not remain competitive.
Enterprise software companies depend on suppliers to develop, manufacture and deliver on a timely basis the necessary technologies to their customers. Enterprise software companies’ supply chain operations can be affected by geopolitical tensions, military conflicts, political unrest, terrorism, trade and other international disputes, changes in trade laws or regulations, tariffs and customs controls, natural disasters, public health issues, industrial accidents, industry consolidation, component constraints or shortages, shipping or transportation interruptions or slowdowns, business interruptions and other factors affecting the countries or regions where the vendors or products are located or where the products are being shipped. If disruption caused by one or more of the risks described above occurs, enterprise software companies’ business and related operating results could be materially and adversely affected. Many enterprise software companies rely on computer hardware purchased or leased from, software licensed from, and cloud computing platforms provided by third parties in order to offer their services. Any disruption or damage to, or failure of their third-party platform providers, could result in interruptions in their services and harm their business.
Because enterprise software companies’ services are complex and incorporate a variety of hardware, proprietary software, third-party and open-source software, their services may have errors or defects that could result in unanticipated downtime for their subscribers and harm to their reputation and business.
Many enterprise software companies have been and are targets for computer hackers, cyberattacks and other perpetrators or threat actors because these companies store and process large amounts of data, including sensitive data. Enterprise software companies and their third-party vendors are regularly subject to attempts by third parties to identify and exploit product and service vulnerabilities, penetrate or bypass their security measures, and gain unauthorized access to their or their customers’, partners’ and suppliers’ software, hardware and cloud offerings, networks and systems. Such malicious attacks can lead, and have led, to the compromise of confidential information and harm to enterprise software companies’ reputation and business.
Robotics Risk
Risks associated with companies in the robotics industry include many of the same risks as companies in the technology sector (see “Technology Sector Risk”). Securities of robotics companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
Companies focused on humanoid robotics face challenges specific to the complex and unproven nature of the technology. Such operations often require a significant allocation of capital to design, test, and scale viable robotic solutions, and may not produce meaningful revenue during the life of the Fund. Even if technical progress is made, broader adoption of humanoid robotics could take longer than expected due to limited demand, workflow integration issues, or operational barriers. There is also the possibility that key technological breakthroughs may not occur during the life of the Fund, or that competing solutions will emerge that render current approaches obsolete before they reach meaningful scale.
Companies involved in AI-driven humanoid robotics may face regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. There is also the risk of trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of, or an increase in existing trade tariffs, may adversely affect such companies' ability to produce or integrate AI-driven hardware and/or software, as applicable. Any adverse event affecting a particular country, region or industry to which a number of these companies are significantly exposed may have a negative impact on their performance, and ultimately on your shares.
General Risks of Investing in the Fund
Trading at a Discount/Premium.
Shares of closed-end investment companies such as the Fund frequently trade at a discount to their net asset value per share. There can be no assurance that the Shares will trade at a price equal to or higher than the NAV. Also, the NAV will be reduced immediately following this offering by the underwriting discount and the Fund’s offering costs.
The possibility that the Shares may trade at a discount to NAV is separate and distinct from the risk that the NAV may not accurately reflect the true value of the Fund’s investments and the risk that the NAV may decline.
In addition to NAV, the market price of the Fund’s Shares may be affected by such factors as distributions that the Fund may make to the Fund’s Shareholders or significant trading in one or more of the Fund’s portfolio securities immediately prior to their initial public offering, at times causing the market price to rise and, at times the completion of certain initial public offerings of shares that the Fund owns causing the market price to decrease; in each case, such events are, in turn, further affected by expenses, the stability of the Fund’s distributions, liquidity and market supply and demand. Any issuance of additional Shares may have an adverse effect on prices in the secondary market for the Shares by increasing the number of Shares available, which may create downward pressure on the market price for the Shares. The Fund cannot predict whether the Shares will trade above, at, or below their NAV.
Other Risks Relating to Share Price
If the Fund or the selling shareholder sells additional Shares after this offering or is perceived by the public as intending to sell additional Shares, including pursuant to the expiration of the respective lock-up periods, the market price of the Shares could decline.
The Fund has entered into a lock-up agreement with the Underwriter, pursuant to which it has agreed, subject to certain exceptions, for a period of 180 days from the date of this Prospectus, not to offer, sell, contract to sell, pledge, grant any option to purchase, make any short sale or otherwise transfer or dispose of, directly or indirectly, any Shares, or enter into any swap or other agreement that transfers, in whole or in part, any of the economic consequences of ownership of the Shares, without the prior written consent of the Underwriter.
The selling shareholder has entered into a lock-up agreement with the Underwriter, pursuant to which it has agreed, subject to certain exceptions, not to offer, sell, contract to sell, pledge, grant any option, right or warrant to purchase, purchase any option or contract to sell, lend or otherwise transfer or dispose of or hedge any Shares for 30 days from the date of this Prospectus, except with the prior written consent of the Underwriter. Notwithstanding the foregoing, if the reported closing price of the Shares on the New York Stock Exchange is at least 20% greater than the initial public offering price per share set forth on the cover page of this Prospectus on or after the 15th day (or, if such 15th day is not a trading day, then the first trading day after such 15th day), the lock-up period shall automatically expire beginning at the opening of trading on the first trading day thereafter with respect to all Shares held by the selling shareholder.
As a result, all of the outstanding Shares of the Fund that are not sold in the offering will be subject to a lock-up agreement during the lock-up period.
Upon the expiration of the lock-up agreement at the end of the Selling Shareholder Lock-Up Period as described above, all of the Shares that are subject to the lock-up agreement will be eligible for resale in the public market, subject to volume, manner of sale and other limitations applicable under Rule 144 of the Securities Act. In connection with seed capital investments by Robinhood, the Fund entered into a registration rights agreement (the “RRA”) with Robinhood. Pursuant to the RRA, the Fund agreed to file a resale registration statement to register the “Registrable Securities” covered by the RRA. Pursuant to such resale registration statement, the selling shareholder intends to register all remaining shares not sold in the initial public offering for public resale. See “Description of Shares-Registration Rights” for additional information. Registration of the Shares would result in Shares becoming freely tradable without compliance with Rule 144, upon effectiveness of the registration statement.
Exchange Listing
An active, liquid and orderly market for the Fund’s shares may not develop or be sustained. Investors may be unable to sell their shares at or above the price initially paid for those shares.
Competition for Investment Opportunities
The Fund operates in a highly competitive market for investment opportunities. A number of entities, including venture capital firms and funds, public and private investment funds (including hedge funds), BDCs, commercial and investment banks, commercial financing companies, and internal venture capital arms of various companies will compete with the Fund to make the types of investments that the Fund plans to make. Robinhood and its affiliates also may compete with the Fund for certain types of investments, including acquisitions of companies in which the Fund might otherwise have considered for investment. Many of the Fund’s competitors are substantially larger than the Fund and have considerably greater financial, technical and marketing resources than the Fund does. The Fund may be at a competitive disadvantage with the Fund’s competitors in a particular sector or investment, as some of them have greater capital, a greater willingness to take on risk, more personnel or greater sector or investment strategy specific expertise. The Fund may be unable to find a sufficient number of attractive opportunities to meet its investment objective and there is no assurance as to the timing of investments. The Adviser expects the Fund to benefit from its relationships; however, there can be no assurance that the Adviser will be able to maintain or draw upon such relationships, which could have an adverse effect on the Fund’s ability to find suitable investments and otherwise achieve its investment objective.
Non-U.S. Investments Risk
The Fund may make non-U.S. Investments, which are subject to additional risks.
The Fund, either directly or indirectly, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.
Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction, (e) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment (e.g., national security reviews by U.S. foreign investment review authorities can extend timelines, increase costs, and even prevent closings) and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, and (f) the possible imposition of foreign taxes on income and gains recognized with respect to such securities. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Limited Operating History
The Fund is a newly organized, non-diversified, closed-end investment company with limited operating history. While members of the Adviser who will be active in managing the Fund’s investments have experience in private market investments, the Fund was recently formed, has limited operating history and has made limited investments using the proceeds of a seed capital investment by Robinhood. Further, the Adviser and its management have limited experience managing a closed-end investment company registered under the 1940 Act.
Future Growth
The Fund will need additional capital to grow and to fund growth in its investments, and the Fund may issue additional equity securities in order to obtain this additional capital. The inability to obtain new capital or a reduction in the availability of new capital could limit the Fund’s ability to grow or pursue business opportunities, which may have an adverse effect on the value of the Fund’s Shares.
Valuation
The vast majority of the Fund’s portfolio investments are expected to be in the form of equity securities that are not publicly traded, and that will accordingly be recorded at fair value as determined in good faith pursuant to the Fund’s valuation policies under the oversight of the Board. The Board has designated the Adviser as its Valuation Designee. Because the Fund’s assets will largely be fair valued, there will be uncertainty as to the value of its portfolio investments. The fair value of securities and other investments that are not publicly traded may not be readily determinable. The Fund will value its securities at fair value according to its written valuation procedures and as determined in good faith by the Adviser under the oversight of the Board. The Adviser may use the services of nationally recognized independent valuation firm(s) to aid it in determining the fair value of the Fund’s securities. As such, the value of the Fund’s investments in Private Vehicles generally will be based on values provided by the applicable Private Vehicle Managers and, when such information is not available or, in the view of the Adviser, does not reflect fair value, the Adviser will fair value the investments in Private Vehicles with the assistance of any independent valuation firm(s). The methods for valuing these securities may include: observable, company specific hard events, including priced financings, tender/secondary transactions with determinable pricing, signed merger & acquisition agreements, initial public offerings/direct listing, liquidation events, or other objectively verifiable transactions with clear pricing implications; significant events and other issuer-specific information that may reasonably indicate a material change in value; company actions and communications that may inform value, such as board-approved recapitalizations, stock splits, or issuer-published tender prices, evaluated in light of the full information set available to the Adviser; credible third-party indications (e.g., large and recent secondary prints or other market participant data) where sufficiently reliable and relevant to the Fund’s security and the issuer’s circumstances; model-based approaches and/or third-party valuation support, together with company performance indicators, comparable company data, and other reasonably reliable information when transactions are unavailable, not readily comparable to the Fund’s security, or are deemed stale, or where significant events indicate transactions inputs may no longer be representative.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments.
The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses the Fund will pay. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Valuation.”
Liquidity
Substantially all of the Fund’s investments will be illiquid. The Fund invests primarily in private companies, both directly and indirectly. Substantially all of these securities will be subject to legal and other restrictions on resale/transfer or will otherwise be less liquid than publicly traded securities. There is no assurance that the private companies in which the Fund invests will ever have a liquidity event and, even if a private company does have a liquidity event, such as an initial public offering or a merger or acquisition transaction, such a liquidity event may be at a lower valuation than the valuation at which the Fund invested. The illiquidity of the Fund’s investments will generally make it more difficult for the Fund to sell such investments if the need arises. In addition, if the Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it has previously recorded those investments. To the extent the Fund or the Adviser receives material non-public information regarding an investment, the Fund could face other restrictions on its ability to liquidate that investment.
Leverage
The Fund may borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in the Fund. The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to pledge its assets as collateral for its borrowings and to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Fund.
Conflicts
The Fund is subject to conflicts of interest. The Adviser and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Fund. Robinhood and its affiliates also may compete with the Fund for certain types of investments, including acquisitions of companies in which the Fund might otherwise have considered for investment. Such activities may raise conflicts of interest for which the resolution may not be determinable.
To the extent that the Adviser manages other investment funds and accounts in the future, in order to address potential conflicts of interest, the Adviser will adopt an investment allocation policy that will govern the allocation of investment opportunities among the investment funds and other accounts managed by the Adviser. To the extent an investment opportunity is appropriate for either or both of the Fund and/or any other investment fund or other account managed by the Adviser, and co-investment is not possible, the Adviser will adhere to its investment allocation policy in order to determine to which account to allocate the opportunity.
Although the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner over time, the Fund and Shareholders can be adversely affected to the extent investment opportunities are allocated among the Fund and other investment vehicles managed by the Adviser.
The investment allocation policy will also be designed to manage and mitigate the conflicts of interest associated with the allocation of investment opportunities if the Fund is able to co-invest, either pursuant to SEC interpretive positions or an exemptive order, with other accounts managed by the Adviser. Generally, under the investment allocation policy, co-investments will be allocated pursuant to the conditions of an exemptive order. Under the investment allocation policy, a portion of each opportunity that is appropriate for the Fund and any affiliated fund or other account, which may vary based on asset class and liquidity, among other factors, will generally be offered to the Fund and such other eligible accounts, as determined by the Adviser. If there is a sufficient amount of securities to satisfy all participants, each order will be fulfilled as placed. If there is an insufficient amount of securities to satisfy all participants, the securities will generally be allocated at the discretion of the Adviser.
The Adviser will seek to treat all clients fairly and equitably over time in a manner consistent with its fiduciary duty to each of them; however, in some instances, especially in instances of limited investment supplies, the factors may not result in pro rata allocations or may result in situations where certain accounts receive allocations where others do not.
Affiliated Transactions Restrictions
Certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates. Any funds managed by the Adviser or its affiliates that are not registered under the 1940 Act would not be prohibited from participating in those transactions. The 1940 Act also imposes significant limits on investments in certain privately placed securities in aggregated transactions with affiliates of the Fund. The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) unless the Fund has received an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Adviser and the Fund intend to file for an exemptive order from the SEC that, once received, would permit the Fund to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside the Adviser and/or other future funds advised by the Adviser, or potentially Robinhood and its affiliates, where the Adviser negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. In addition, other conflicts may be present in a particular investment that may limit or restrict the Fund’s ability to participate, notwithstanding the exemptive order. An exemptive order would not apply to all investments or to all affiliates of the Adviser. As a result, the Fund may be limited or restricted from participating in certain investment opportunities, notwithstanding the exemptive order, including in investments in which affiliates of the Adviser not covered by the exemptive order participate. An inability to acquire the desired allocation to potential investments may affect the Fund’s ability to achieve the desired investment returns.
The Fund, together with interests held by other advisory clients of the Adviser, may be limited from owning or controlling, directly or indirectly, interests in Private Vehicles or other issuers that equal or exceed 5% of such issuer’s outstanding voting securities. In addition, the Fund may seek to invest in a Private Vehicle’s non-voting securities and, together with interests held by other advisory clients of the Adviser, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Private Vehicle not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Private Vehicle and its affiliated persons. As a general matter, however, the Private Vehicles in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Private Vehicle (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of a Private Vehicle or another issuer. In such circumstances, the Fund may be restricted from transacting with the Private Vehicle or its portfolio companies absent an applicable exemption (whether by rule or otherwise).
Regulatory Environment
Changes in laws or regulations governing the Fund’s operations may adversely affect its business. The Fund and its portfolio companies are subject to regulation at the local, state, and U.S. federal (or foreign) levels. These laws and regulations, as well as their interpretation, may be changed from time to time. Any change in these laws or regulations could materially and adversely affect the Fund’s business.
Change in Investment Objective or Strategies
The Board may change the Fund’s investment objective and strategies or modify or waive certain of the Fund’s operating policies and strategies without shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
Active Management
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private market investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across direct investments, including Private Vehicles, and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
Anti-Takeover Provisions Risk
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to change the composition of the Board or convert the Fund to open-end status. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. Such provisions also could limit the ability of Shareholders to sell their Shares at a premium over the then-current market prices by discouraging a third party from seeking to obtain control of the Fund. See “Certain Provisions in the Declaration of Trust - Anti-Takeover and Other Provisions” for additional information.
The Fund May Have Difficulty Paying its Required Distributions Under Applicable Tax Rules if It Recognizes Income Before or Without Receiving Cash Representing Such Income
Although the Fund focuses on achieving capital gains from its investments, in certain cases it may receive current income, such as interest or dividends, on its investments. Because in certain cases the Fund may recognize such current income before or without receiving cash representing such income, it may have difficulty satisfying the annual distribution requirement applicable to RICs. Accordingly, in order for the Fund to maintain its qualification as a RIC, it may have to sell some of its investments at times it would not consider advantageous, raise debt or equity capital or reduce new investments to meet these distribution requirements. If the Fund is not able to obtain cash from other sources, it may fail to qualify as a RIC and thus would be subject to corporate-level U.S. federal income tax. See “Material U.S. Federal Income Tax Considerations—Taxation as a Regulated Investment Company.”
The Fund May Choose to Pay Distributions in Its Own Stock, in Which Case Shareholders May Be Required to Pay Tax in Excess of the Cash They Receive
The Fund may distribute a portion of its taxable distributions in the form of shares of its stock. In accordance with certain applicable U.S. Treasury Regulations and other related administrative pronouncements issued by the IRS, a RIC may be eligible to treat a distribution of its own stock as fulfilling its RIC distribution requirements if each Shareholder is permitted to elect to receive its entire distribution in either cash or stock of the RIC, subject to the satisfaction of certain guidelines. If too many Shareholders elect to receive cash, each Shareholder electing to receive cash must receive a pro rata amount of cash (with the balance of the distribution paid in stock). If these and certain other requirements are met, for U.S. federal income tax purposes, the amount of the distribution paid in stock generally will be equal to the amount of cash that could have been received instead of stock. Taxable Shareholders receiving such distributions will be required to include the full amount of the distribution as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain dividend) to the extent of their share of the Fund’s current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. Shareholder may be subject to tax with respect to such distributions in excess of any cash received. If a U.S. Shareholder sells the stock it receives as a distribution in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the distribution, depending on the market price of the Fund’s stock at the time of the sale, which would result in a capital loss, the deductibility of which is subject to limitations. Furthermore, with respect to non-U.S. Shareholders, the Fund may be required to withhold U.S. tax with respect to such distributions, including in respect of all or a portion of any such distribution that is payable in stock. In addition, if a significant number of the Fund’s Shareholders determine to sell shares of the Fund’s stock in order to pay taxes owed on distributions, such sales may put downward pressure on the trading price of the Fund’s stock.
The Fund Will be Subject to Corporate-Level U.S. Federal Income Tax if It is Unable to Meet Certain RIC Qualification and Distribution Requirements Under the Code
The Fund intends to elect to be treated as a RIC for federal income tax purposes as of the Fund’s First Post-IPO Tax Year. If the Fund qualifies to be treated as a RIC, the Fund generally will not pay corporate-level federal income tax on any ordinary income or capital gains that the Fund distributes to Shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In addition, the Fund must maintain its status as a registered management company under the 1940 Act. If any of these requirements are not met, the favorable tax treatment described above may not be available to the Fund. In addition, as a RIC, the Fund could be subject to tax on any unrealized net built-in gains in the assets held by the Fund during the period in which the Fund was not a RIC that are recognized within the five-year period beginning on the first day of its first taxable year as a RIC, unless either the Fund made a special election to pay corporate-level tax on such built-in gain at the time of the Fund’s RIC election or an exception applies. At the time of the Fund’s RIC election, the Fund intends to elect to recognize all of its built-in gain at the time of its conversion and pay tax currently on the built-in gain. See “Certain U.S. Federal Income Tax Consequences—Conversion to Regulated Investment Company.” If the Fund fails to qualify for the federal income tax benefits allowable to RICs for any reason and remains or becomes subject to a corporate-level income tax, the resulting taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution to Shareholders and the actual amount of the Fund’s distributions. Such a failure would have a material adverse effect on the Fund, the net asset value of the Shares and the total return, if any, obtainable from Shareholders’ investment in Shares. For additional information regarding the Fund’s tax requirements, see “Material U.S. Federal Income Tax Considerations.” Any net operating losses that the Fund incurs in periods during which the Fund qualifies as a RIC will not offset net capital gains (i.e., net realized long-term capital gains in excess of net short-term capital losses) that the Fund is otherwise required to distribute, and the Fund cannot pass such net operating losses through to Shareholders. In addition, net operating losses that the Fund carries over to a taxable year in which the Fund qualifies as a RIC normally cannot offset ordinary income or capital gains.
The Fund Could Be Subject to Additional Tax Liabilities Due to Changes in Tax Laws and Tax Audits, Which Could Affect its Profitability and Increase its Effective Tax Rate
The Fund is subject to complex tax laws and regulations of the multiple jurisdictions in which it operates. These laws and regulations are subject to uncertain interpretation. The Fund’s interpretation and application of these laws and regulations, as well as the Fund’s compliance with certain other requirements, require significant judgment and the use of assumptions and estimates.
As a result, the Fund will be exposed to the risk that tax authorities in any of the jurisdictions in which the Fund operates could disagree with the Fund’s interpretations of the applicable laws and regulations or the Fund’s tax calculations and methodologies, including the classification of the Fund’s revenues or the determination of the jurisdictions to which profits are attributed. Accordingly, the Fund may be subject to tax audits and other similar proceedings with tax authorities in a number of jurisdictions. In certain cases, the applicable tax authority may challenge one or more tax positions of the Fund. Any such audits and other similar proceedings could result in additional taxes, including interest and penalties, which could, in turn, adversely affect the Fund’s investment returns.
In addition, laws and regulations are changing on an ongoing basis, and these changes may apply with retroactive effect. New legislation and any U.S. Treasury Regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect the Fund’s ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to the Fund and its Shareholders of such qualification, or could have other adverse consequences. In addition, the effective tax rate of the portfolio companies in which the Fund invests could materially increase as a result of changes in tax law, tax treaties or the interpretation thereof.
On July 4, 2025, the bill referred to as the One Big Beautiful Bill Act (the “OBBBA”) was enacted into law in the United States. The OBBBA introduced broad changes to the Code, including changes to the taxation of businesses. The Fund believes the recent changes to the Code under the OBBBA do not materially impact the Fund.
Investors are urged to consult with their tax advisors regarding tax legislative, regulatory or administrative developments and proposals and their potential effect on an investment in the Fund’s securities.
The DRIP May Create a Taxable Event for Shareholders
Distributions on the Fund’s Shares will be automatically reinvested into additional Shares pursuant to the Fund’s DRIP absent a Shareholder electing otherwise. Each Shareholder that does not so elect otherwise will be treated for U.S. federal income tax purposes as if such Shareholder had received the applicable dividend. For a discussion of the tax consequences to Shareholders of receiving dividends, see “Material U.S. Federal Income Tax Considerations.”
Other Risks Related to this Offering
Shares offered by this Prospectus may be purchased from Robinhood Financial, an affiliate of the Adviser, acting in its capacity as a selling group member in this offering. Any negative experiences Robinhood Financial’s customers have in connection with their participation or attempted participation in this offering may harm the Fund’s brand and reputation. In addition, participation in this offering by retail customers through Robinhood Financial could result in increased volatility in the trading price of the Fund’s Shares.
Robinhood Financial, a broker-dealer affiliated with the Fund’s Adviser, is a member of the selling group for this offering. It is anticipated that a portion of the Fund’s Shares offered by this Prospectus will be offered through Robinhood Financial, acting as a selling group member, to allocate for sale to its customers through its IPO Access feature on the Robinhood platform. Any such sales will be made at the same initial public offering price, and at the same time, as any other purchases in this offering, including purchases by institutions and other large investors, and in accordance with customary broker-dealer practices and procedures. Robinhood Financial will not retain any fees and other amounts received in connection with this service to the Fund.

Effects of Leverage, Purpose [Text Block]
The Fund is permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its total assets in accordance with the 1940 Act. The Fund may establish one or more credit lines to borrow money for a range of purposes, including for the purpose of funding investments, to satisfy Fund liabilities or obligations, or other specified purposes. The Fund may pledge its assets to secure any such borrowings There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Preferred Shares
The Fund’s organizational documents provide that the Board may authorize and issue preferred shares with or without rights as determined by the Board, by action of the Board without prior approval of the holders of the Shares. Shareholders have no preemptive right to purchase any preferred shares that might be issued. Any such preferred share offering would be subject to the limits imposed by the 1940 Act. In addition, the Fund generally is not permitted to declare any cash dividend or other distribution on the Fund’s Shares, or purchase any such Shares, unless, at the time of such declaration, the Fund would have asset coverage of at least 200% after deducting the amount of such dividend or other distribution. The 1940 Act grants to the holders of senior securities representing shares issued by the Fund certain voting rights, including the right to elect two trustees of the Board. Failure to maintain certain asset coverage requirements under the 1940 Act could entitle the holders of preferred shares to elect a majority of the Board.
DESCRIPTION OF SHARES
The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of August 22, 2025. Pursuant to the Declaration of Trust, dated as of August 22, 2025, and as amended through the date hereof, the Fund is authorized to issue an unlimited number of common shares of beneficial interest, without par value. Each Share, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. Distributions may be paid to holders of the Fund Shares if, as and when authorized by the Board and declared by the Fund out of funds legally available therefor. All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Under the rules of the NYSE currently applicable to listed companies, the Fund will be required to hold an annual meeting of Shareholders in each fiscal year.
Listing and Symbol. The Shares are expected to be listed on the NYSE, subject to official notice of issuance, under the symbol “RVI.”
Voting Rights. Holders of Shares will vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act mandates a vote by the Fund’s Shareholders. If preferred shares are issued, holders of preferred shares will have a right to elect two of the Fund’s Trustees, and will have certain other voting rights. Each Share is entitled to one vote on all matters submitted to a vote of Shareholders, including the election of trustees. See “Certain Provisions in the Declaration of Trust - Anti-Takeover and Other Provisions.”
Registration Rights. Robinhood Markets, Inc. and its permitted transferees are entitled to certain rights with respect to the registration of such Shares. In connection with seed capital investments by Robinhood, the Fund entered into a RRA with Robinhood. Pursuant to the RRA, the Fund agreed to use commercially reasonable efforts to file a resale registration statement to register the “Registrable Securities” covered by the RRA to use best efforts to cause the registration statement to be declared effective as soon as practicable thereafter, but in no event later than fifteen (15) days after the date of this Prospectus and to use commercially reasonable efforts to maintain the effectiveness of such registration statement, subject to the lock-up agreement applicable to the selling shareholder described above. The registration of these shares would enable Robinhood Markets, Inc. and its permitted transferees to trade these shares without restriction under the Securities Act when the applicable registration statement is declared effective, subject to the lock-up agreement described above. Pursuant to such resale registration statement, the selling shareholder intends to register all remaining shares not sold in the initial public offering for public resale. The Fund will pay the registration expenses (other than any underwriting discounts and selling commissions) for the shares registered for sale pursuant to the RRA.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risks
The prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Equity securities of companies that operate in certain sectors or industries tend to experience greater volatility than companies that operate in other sectors or industries or the broader equity markets. For example, publicly traded equity securities of private equity funds and private equity firms tend to experience greater volatility than other companies in the financial services industry and the broader equity markets. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities held by the Fund. The value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the equity securities held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, equity securities may be particularly sensitive to general movements in the stock market, and a drop in the stock market may depress the price of any equity securities to which the Fund has exposure. The value of the equity securities the Fund holds may also fluctuate because of changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income, and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
The equity interests the Fund invests in may not appreciate in value and, in fact, may decline in value or lose all value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses it experiences.

Private Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Investments Risk
The Fund will invest primarily in privately offered shares of private companies. Such investments involve a high degree of business and financial risk that can result in substantial losses.
Less information is available with respect to private companies compared to public companies and private company investments offer limited liquidity. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is a risk that the Fund may invest on the basis of incomplete or inaccurate information, and will not be able to adequately monitor the performance of its investments, which may adversely affect the Fund’s investment performance. It also is more difficult to value private investments compared to public investments because there is less information available about private companies. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Private company investments are more difficult to value than public companies due to less information being available and valuations may fluctuate more dramatically than those of public companies. As a result, the Fund’s NAV could significantly increase or decrease if the Fund learns of new material information regarding a private company, particularly if the company comprises a significant portion of the Fund’s portfolio. Additionally, the Fund will only value its investments on a periodic basis. To the extent that new material information regarding a private company in which the Fund has invested becomes public, the trading price of the Fund’s shares could fluctuate significantly, including potentially causing the Fund’s shares to trade at a discount or premium to the most recently published NAV. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to transfer restrictions and substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner. There also is no assurance that the private companies in which the Fund invests will ever have a liquidity event.
Additionally, the types of private companies in which the Fund expects to invest may be dependent on key personnel for their future success. If a company is unable to hire and retain qualified personnel, or if the company loses a founder or any key member of its management team, its performance may be significantly impaired.
Historical return for private company investments has often been dependent on investment selection with a limited number of companies having an outsized impact on the return profile of the asset class. Although the Fund intends to deploy capital in companies at the frontiers of their industries, the Fund may not be able to access the most attractive investment opportunities, or it may not be able to invest at an early enough stage in these companies’ lifecycles to experience an outsized investment return. Private companies typically control which investors are permitted to buy shares of their company, including through a consent right over which investors are permitted to purchase shares from existing investors in that company. There can be no assurance that the companies that the Fund targets will permit the Fund to become an investor. The Fund may not be able to deploy all of its capital in companies that fit its investment mandate.
The Fund’s private investments may be subject to risks associated with an unaffiliated lead investor. Due diligence will be conducted on private investment opportunities. However, due diligence will necessarily be limited by, among other things, information that the Fund is able to obtain, and the Fund expects that substantially less information will be available about the Fund’s private investments than information that would be available for publicly traded investments. The Fund may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Fund believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as when the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process. The Fund expects to make minority investments where it may have little to no opportunity to negotiate the terms of a particular private investment or to require a specific private company in which the Fund invests to disclose any particular type of information to the Fund, either in connection with diligence or as ongoing reporting. Where the Fund invests alongside an unaffiliated lead investor, the Adviser may rely to some extent on the lead investor’s diligence on the relevant investment and to negotiate certain terms of the investment. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Fund carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely.
In connection with some of the Fund’s investments in private companies, the Fund will pledge some or all voting rights in a private company to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.
The Fund has the discretion to make follow-on investments, subject to the availability of capital resources and the availability of securities in the applicable portfolio company. The Fund may elect not to make follow-on investments in a portfolio company and it may lack sufficient funds to make those investments. The failure to make follow-on investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, it may elect not to do so in order not to increase its concentration of risk, because it prefers other opportunities, or because it is inhibited by compliance with regulatory or other requirements.

Private Vehicle Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Vehicle Risks
The Fund’s investments in Private Vehicles are subject to a number of risks. Private Vehicle interests are expected to be illiquid and subject to restricted marketability, and the realization of investments from them may take considerable time and/or be costly. In addition, certain private companies may impose broad transfer restrictions on their equity securities. These restrictions may extend to the ability of a Private Vehicle that invests in such private company to admit new investors, meaning that the Fund may be unable to invest in a Private Vehicle without the consent of the underlying private company. There can be no assurance that such consent will be granted, which may limit the Fund’s ability to gain exposure to certain private companies. Some of the Private Vehicles in which the Fund invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Private Vehicle regarding its business strategy and any performance history, including audited financial statements, in most cases the Adviser will have little or no means of independently verifying this information. The Fund may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Fund believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as where the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Fund carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely. Lastly, Private Vehicles may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Private Vehicles and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Private Vehicles. Then, as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Private Vehicle’s investments are successful.
Private Vehicle interests are ordinarily valued based upon valuations provided by the Private Vehicle Manager, which may be received on a delayed basis. Certain securities in which the Private Vehicles invest may not have a readily ascertainable market price and are fair valued by the Private Vehicle Managers. A Private Vehicle Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Private Vehicle Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Private Vehicle Manager and monitor the returns provided by the Private Vehicles. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Vehicle Manager, the accuracy of the valuations provided by the Private Vehicle Managers, that the Private Vehicle Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Vehicle Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Private Vehicle Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Private Vehicle Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Inaccurate valuations provided by Private Vehicles could materially adversely affect the value of Shares.
The Fund will pay asset-based or commitment-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Vehicles. Such fees and performance-based compensation are in addition to the Fund’s own Management Fee. In addition, performance-based fees charged by Private Vehicle Managers may create incentives for the Private Vehicle Managers to make risky investments, and may be payable by the Fund to a Private Vehicle Manager based on a Private Vehicle’s positive returns even if the Fund’s overall returns are negative. Fund shareholders will indirectly bear a proportionate share of the fees and expenses of the Private Vehicles, in addition to a proportionate share of the expenses of the Fund.
The Fund may be precluded from acquiring an interest in certain Private Vehicles due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Vehicles. The Adviser also may refrain from including a Private Vehicle in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Private Vehicle or as part of a direct investment. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Private Vehicle or direct investments than other clients of the Adviser.
If the Fund fails to satisfy capital calls to a Private Vehicle in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Vehicle. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Private Vehicles or otherwise impair the value of the Fund’s investments.
The governing documents of a Private Vehicle generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Private Vehicle prior to the end of its stated term. Early termination of a Private Vehicle in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.
Although the Fund will be an investor in a Private Vehicle, Shareholders will not themselves be equity holders of that Private Vehicle and will not be entitled to enforce any rights directly against the Private Vehicle or the Private Vehicle Manager or assert claims directly against any Private Vehicles, the Private Vehicle Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Private Vehicles that may be available to the Fund as an investor in the Private Vehicles. In addition, Private Vehicles generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Private Vehicles, will not have the benefit of the protections afforded by 1940 Act. Private Vehicle Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Private Vehicles managed by such Private Vehicle Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.
Commitments to Private Vehicles generally are not immediately invested. Instead, committed amounts are drawn down by Private Vehicles and invested over time, as underlying investments are identified-a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Private Vehicle’s drawdowns. During this period, investments made early in a Private Vehicle’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private Vehicles do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Private Vehicle. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Vehicles. This may result in the Fund making commitments to Private Vehicles in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Private Vehicle will increase. The Fund will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Private Vehicles.
The Fund is subject to the risks associated with its Private Vehicles’ underlying investments. The investments made by Private Vehicles will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Private Vehicle invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.
In connection with making an investment in a Private Vehicle, the Fund may decide to pledge some or all voting rights in a Private Vehicle to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.
A Private Vehicle Manager may focus on a particular industry or sector, which may subject the Private Vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Private Vehicle Manager may focus on a particular country or geographic region, which may subject the Private Vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Private Vehicles may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.
The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Private Vehicle may invest. The success of each investment made by a Private Vehicle will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.
The Fund may make secondary investments in Private Vehicles by acquiring the interests in the Private Vehicles from existing investors in such Private Vehicles (and not from the issuers of such investments). In such instances, as the Fund will not be acquiring such interests directly from the Private Vehicle, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of secondary investment opportunities that will be presented to the Fund.
In addition, valuation of secondary investments in Private Vehicles may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Private Vehicles may own securities. Moreover, the purchase price of secondary investments in such Private Vehicles generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase secondary investments in Private Vehicles at attractive discounts to their respective net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its secondary investments, the structure of such acquisitions and the overall success of the Private Vehicle.
Secondary investments in a Private Vehicle may be acquired at a discount to that Private Vehicle’s NAV. Because those secondary investments will be valued by the Fund at the most recent NAV reported by the Private Vehicle’s Manager, the Fund will have an unrealized gain with respect to those investments (and a corresponding increase in NAV and performance) equal to the difference between the most recent reported NAV of the Private Vehicle and the Fund’s purchase price.
To maintain the Fund’s status as a RIC and preserve the tax benefits to the Fund of that status, the Fund intends to distribute to Shareholders capital gain dividends in the amount of the Fund’s net capital gain. Distribution of the Fund’s net capital gain (which is generally the excess of the Fund’s realized net long-term capital gains over the Fund’s realized net short-term capital losses) properly reported by the Fund as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains, regardless of the U.S. Shareholder’s holding period for his, her or its common stock and regardless of whether paid in cash or reinvested in additional common shares. Distributions of the Fund’s net capital gain to a non-U.S. Shareholder, generally will not be subject to U.S. federal withholding tax and will not be subject to U.S. federal income tax unless the distributions are effectively connected with a U.S. trade or business of the non-U.S. Shareholder (and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the non-U.S. Shareholder in the United States).
Conversely, a secondary investment in a Private Vehicle sold by the Fund at a discount will result in a realized loss, and a corresponding decrease in the Fund’s NAV and performance equal to the difference between the value of the secondary investment as reflected in the books and records of the Fund and the negotiated sale price.
The valuation of the Fund’s secondary investments in Private Vehicles is ordinarily determined based upon valuations provided by the Private Vehicle Managers, when available, and is subject to the same risks associated with the reliance on valuations provided by the Private Vehicle Managers as the primary investments in Private Vehicles.
There is significant competition for secondary investments. Many institutional investors, including fund-of- funds entities, as well as existing investors of Private Vehicles may seek to purchase secondary investments of the same Private Vehicle which the Fund may also seek to purchase. In addition, some Private Vehicle Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Private Vehicle Managers also may be partial to secondary investments being purchased by existing investors of their Private Vehicles. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify secondary investments that satisfy the
Fund’s investment objective or, if the Fund is successful in identifying such secondary investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such secondary investments.
At times, the Fund may have the opportunity to acquire a portfolio of Private Vehicle interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Private Vehicle interests may be less attractive than others, and certain of the Private Vehicle Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those secondary investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.
In the cases where the Fund acquires an interest in a Private Vehicle through a secondary investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Private Vehicle and, subsequently, that Private Vehicle recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Private Vehicle. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.
Legal, tax and regulatory changes could occur that may adversely affect or impact the Fund at any time. The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Private Vehicles to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund industry periodically is being and may in the future be considered or acted upon by governmental or self- regulatory bodies of both U.S. and in non-U.S. jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Private Vehicles; the Private Vehicle Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Private Vehicle’s ability to implement its investment strategies could have a material adverse impact on the Private Vehicle’s performance, and thus on the Fund’s performance.

Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adviser Risk
The Fund does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Adviser currently employs, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage the Fund’s investments. The Adviser will evaluate, negotiate, structure, close and monitor the Fund’s investments in accordance with the terms of the Investment Advisory Agreement. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser’s senior investment professionals. The departure of any of the Adviser’s key personnel, including the portfolio managers, or of a significant number of the investment professionals of the Adviser, could have a material adverse effect on the Fund’s business, financial condition or results of operations. In addition, the Fund cannot assure investors that the Adviser will remain the Fund’s investment adviser. The Fund may not be able to find a suitable replacement adviser, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on the Fund’s financial conditions, results of operations and cash flow.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk
The Fund is classified as non-diversified for purposes of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. The Fund intends to assume large positions in the securities of a small number of issuers. Accordingly, the Fund’s NAV may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or assessed fair value of a single issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration Risk
The Fund expects that it will invest significantly in aerospace and defense, AI, computer software, consumer products, consumer technology, enterprise software, Fintech, technology, and robotics related companies. Accordingly, the Fund expects that its investments will be concentrated in securities of issuers having their principal business activities in industries or groups of industries in the following sectors: communication services, consumer discretionary, financials, industrials, and information technology. As of the date of this Prospectus, the Fund determines an issuer’s industry or group of industries by reference to its classification under the GICS. While these sectors can offer high growth potential, they also come with heightened risk. Companies in these sectors are often highly dependent on innovation, research and development, and consumer adoption, and can be significantly impacted by legislative and regulatory changes, adverse market conditions and competition, all of which can lead to significant price volatility. The Fund’s concentrated exposure to these sectors could result in greater losses during periods of market volatility or sector-specific downturns. By focusing on a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. The Fund’s concentration of risk in these sectors may increase the losses suffered by the Fund or reduce its ability to dispose of depreciating assets. Because the Fund concentrates in a group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. Concentration could expose the Fund to losses disproportionate to those incurred by the market in general if the areas in which the Fund’s investments are concentrated are disproportionately adversely affected by price movements in those financial instruments or assets. The Fund is subject to the risks associated with the sectors in which its investments, as further described below, and that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting these sectors.

Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technology Sector Risk
The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.
Many technology companies depend on third-party platforms and products, and policy changes or technical issues in such systems could impair monetization. Reliance on third-party cloud and data-center providers can also increase exposure to outages, capacity shortfalls and cost increases. Any disruption or damage to, or failure of the third-party platform, products, systems or providers relied upon by technology companies could result in service interruptions and harm the companies’ businesses. As technology companies increase their reliance on these third parties, particularly with respect to third-party cloud computing platforms, their exposure to damage from service interruptions or other performance or quality issues may increase. Service interruptions or other performance or quality issues may cause technology companies to issue credits or pay penalties, cause customers to make warranty or other claims against the companies or to terminate their subscriptions, and adversely affect technology companies’ attrition rates and their ability to attract new customers, all of which would reduce technology companies’ revenue. Technology companies’ business and reputation would also be harmed if their customers and potential customers believe the companies’ services are unreliable.
In addition, hardware and device makers are exposed to a limited number of contract manufacturers with geopolitically sensitive supply chains, which amplifies disruptions from trade restrictions, natural disasters or public-health events. Where global trade controls apply, export restrictions can abruptly curtail market access, depress demand or force costly re-engineering. Many technology company suppliers and contract manufacturers are in locations that are prone to earthquakes and other natural disasters. Global climate change is resulting in certain types of natural disasters and extreme weather occurring more frequently or with more intense effects. In addition, many suppliers’ operations and facilities are subject to the risk of interruption by fire, power shortages, nuclear power plant accidents and other industrial accidents, terrorist attacks and other hostile acts, ransomware and other cybersecurity attacks, labor disputes, public health issues and other events beyond the suppliers’ control. Global supply chains can be highly concentrated and geopolitical tensions or conflict could result in significant disruptions. Such events can make it difficult or impossible for the contract manufacturers to manufacture and deliver products to its customers, create delays and inefficiencies in the supply and manufacturing chain, result in slowdowns and outages to the technology companies’ service offerings, increase costs, and negatively impact consumer spending and demand in affected areas.
Technology company operations are also subject to the risks of industrial accidents at its suppliers and contract manufacturers. While many suppliers are required to maintain safe working environments and operations, an industrial accident could occur and could result in serious injuries or loss of life, disruption to the technology companies’ business, and harm to the technology companies’ reputation. Major public health issues, including pandemics, have adversely affected, and could in the future materially adversely affect, technology companies due to their impact on the global economy and demand for consumer products. The imposition of protective public safety measures, such as stringent employee travel restrictions and limitations on freight services and the movement of products between regions, can disrupt technology companies’ operations, supply chain and sales and distribution channels, resulting in interruptions to the supply of current products and offering of existing services, and delays in production ramps of new products and development of new services.

AI Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
AI Industry Risk
Companies involved in AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize AI and/or data services. Further, many companies involved in AI-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in the AI industry will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. AI companies also face risks specific to training data and model development, including allegations that third-party models or datasets used to develop or enhance products lacked proper licenses or consents, challenges obtaining or maintaining access to high-quality models, datasets, or specialized hardware, and higher operating costs driven by compute-intensive training and inference.
Moreover, due to challenges in detecting patent infringement pertaining to generative AI technologies, it may be more difficult to protect generative AI and related innovations with patents. Further, the laws of some foreign countries do not provide the same level of intellectual property protection as U.S. laws and courts and could fail to adequately protect AI companies’ intellectual property rights. If unauthorized disclosure of source code occurs through security breach, cyber-attack or otherwise, AI companies could lose future trade secret protection for that source code. Such loss could make it easier for third parties to compete with AI products by copying functionality, which could cause AI companies to lose customers and could adversely affect their revenue and operating margins. If AI companies cannot protect their intellectual property against unauthorized copying, use, or other misappropriation, their businesses could be harmed.
AI companies are potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. In addition, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. AI companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of these companies to operate on an ongoing basis. Compliance with evolving regulatory obligations specific to AI, such as the EU AI Act and emerging United States federal and state oversight of model transparency, safety and privacy, may require significant changes to products, practices and business models, which may adversely affect AI companies subject to such regulations. For example, the EU AI Act came into force on August 1, 2024, and will generally become fully applicable after a two-year transitional period (although certain obligations will take effect at an earlier or later time). The EU AI Act introduces various requirements for AI systems and models placed on the market or put into service in the EU, including specific transparency and other requirements for general purpose AI systems and the models on which those systems are based. In the U.S., there is increasing uncertainty as to the federal government's approach to AI regulation going forward, as the continued applicability of the White House’s 2023 Executive Order on the Safe, Secure, and Trustworthy Development and Use of AI, which lays out a framework for the U.S. government, among other things, to monitor private sector development of certain foundation models, remains subject to regulatory development. Several states are considering enacting or have already enacted regulations concerning the use of AI technologies, including those focused on consumer protection, and depending on the scope of AI regulation at the federal level, some states may move to regulate AI model development and deployment. Further, at the federal and state level, there have been various proposals (and in some cases laws enacted) addressing “deepfakes” and other AI-generated synthetic media.
Many AI companies also depend on third-party cloud infrastructures operated by a small number of service providers to host and deliver their offerings; interruptions, price increases or preferential treatment of competitors by those service providers, or any cyberattacks on those providers, could materially and adversely affect the operations of such AI companies. Supply-chain attacks have increased in frequency and severity, and there can be no guarantee that third parties and infrastructure in the AI companies’ supply chain or third-party partners’ supply chains have not been compromised or that they do not contain exploitable defects or bugs that could result in a breach of or disruption to AI companies’ information technology systems (including AI companies’ products) or the third-party information technology systems that support AI companies and their services. Other issues arising from the development and use of AI, such as bias, safety defects or inaccurate outputs, may result in brand, reputational, or competitive harm, regulatory action or legal liability. For example, AI algorithms or training methodologies may be flawed. Datasets may be overbroad, insufficient, or contain biased or inaccurate information. Content generated by AI systems may be offensive, illegal, inaccurate, or otherwise harmful. Ineffective or inadequate AI development or deployment practices by AI companies could result in incidents that impair the acceptance of AI solutions, cause harm to individuals, customers, or society, or result in our products and services not working as intended. Human review of certain inputs and outputs may be required, including for agentic AI systems that can take actions autonomously. These risks may stem from issues related to intellectual property, data privacy, and other claims associated with AI training and outputs.
AI companies typically engage in significant research and development spending, and there is no guarantee that the products or services produced by these companies will be successful. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. AI could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology.

Aerospace And Defense Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Aerospace and Defense Industry Risk
The aerospace and defense industry may be significantly affected by government aerospace and defense regulations, spending policies, and geopolitical stability because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. The financial condition of and investor interest in aerospace and defense companies will be negatively influenced by governmental defense spending policies that, outside the occurrence of certain events, such as terrorist attacks, war, and other geopolitical events, are typically under pressure from efforts to control the U.S. (and other) government budgets. The sector also depends on a globally dispersed supply chain, where supplier distress, quality issues and retrofit campaigns can disrupt deliveries and raise costs. Emerging laws and increasing regulatory requirements aimed at global supply chains may impact aerospace and defense companies’ ability to access certain materials and components, and otherwise adversely affect their business, and they may not only be held responsible for their compliance, but for that of their suppliers. In recent years, global supply chain disruptions have impacted, and may continue to impact in the future, aerospace and defense companies’ ability to procure raw materials, microelectronics, and certain commodities. Such disruptions may be driven by supply chain market constraints and macroeconomic conditions, including inflation and labor market shortages. Current geopolitical conditions, including conflicts and other causes of strained intercountry relations, as well as sanctions and other trade restrictive activities, may in the future contribute to these issues. Supply costs can be increased due to the above factors.
The industry’s reliance on the successful development and implementation of new defense and aerospace technologies may result in limited product lines, markets, financial resources, customers, or personnel, all of which may have an adverse effect on profit margins. Products and technologies may face obsolescence due to rapid technological developments and frequent new product introduction and, as such, companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs.

Fintech Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fintech Sector Risk
Fintech companies may face competition from larger and more established firms, and a Fintech company may not currently or in the future derive any revenue from disruptive technologies. In addition, Fintech companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Additionally, many Fintech companies operate under complex financial regulatory regimes, which can force product changes, add cost and result in fines. Regulators and legislators globally have been establishing, evolving, and increasing their regulatory authority, oversight, and enforcement in a manner that impacts Fintech companies. As Fintech companies introduce new products and services and expand into new markets, including through acquisitions, they are expected to become subject to additional regulations, restrictions, and requirements. Any failure or perceived failure to comply with existing or new laws, regulations, or orders of any government authority (including changes to or expansion of their interpretation) may subject Fintech companies to significant fines, penalties, monetary damages, injunctive relief, criminal and civil lawsuits, forfeiture of significant assets, and enforcement actions in one or more jurisdictions; result in additional compliance requirements; increase regulatory scrutiny of their business; divert management’s time and attention from the business; restrict companies’ operations; lead to increased friction for customers; force companies to make changes to their business practices, products, or operations; require companies to engage in remediation activities; or delay planned transactions, product launches, or improvements. Any of the foregoing could, individually or in the aggregate, harm Fintech companies’ reputation, damage their brands and business, and adversely affect their results of operations and financial condition.
Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk. Changes in interest rates (or the expectation of such changes) can be difficult to forecast and may adversely affect Fintech companies. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and Fintech companies. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates.
Fintech companies can be subject to operational and information security risks resulting from cybersecurity incidents. A cybersecurity incident refers to both intentional and unintentional events that may cause Fintech companies or their respective service providers to lose or compromise confidential information, suffer data corruption or lose operational capacity. Cybersecurity incidents include stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and various other operational disruptions. There is no guarantee that Fintech companies and/or their respective service providers will be successful in protecting against cybersecurity incidents. The failure to protect against cybersecurity incidents could cause significant interruptions in Fintech companies’ operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to customers. Such a failure or unauthorized disclosure of data could harm the Fintech companies’ reputation, subject them to legal claims, increased costs, financial losses, data privacy breaches, regulatory intervention and otherwise affect their business and financial performance. The costs related to cyber or other security threats or disruptions may not be fully insured or indemnified by other means. In addition, Fintech companies may incur substantial costs related to forensic analysis of the origin and scope of a cybersecurity breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, adverse investor reaction or litigation.

Computer Software Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Computer Software Industry Risk
Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Consumer Goods Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer Goods Industry Risk
Companies in the consumer goods industry include companies involved in the design, production or distribution of goods for consumers, including food, household, home, personal and office products, clothing and textiles. The success of the consumer goods industry is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition, consumer confidence and consumer disposable income. The consumer goods industry may be affected by trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies in the consumer goods industry. Moreover, international events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. In addition, tobacco companies may be adversely affected by new laws, regulations and litigation. Many consumer goods may be marketed globally, and consumer goods companies may be affected by the demand and market conditions in other countries and regions. Companies in the consumer goods industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.

Consumer Technology Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer Technology Industry Risk
Consumer technology companies produce a wide range of products and services for general consumers, such as smartphones, computers, home electronics, and software. The operations and performance of consumer technology companies depend significantly on global and regional economic conditions. Adverse economic conditions can materially adversely affect a consumer technology company’s business. The global supply chain for consumer technology companies is large and complex, and many supplier facilities, including manufacturing and assembly sites, are located outside the United States. Adverse macroeconomic conditions, including slow growth or recession, high unemployment, inflation, tighter credit, higher interest rates, changes in fiscal and monetary policy, financial markets volatility and currency fluctuations, can adversely impact consumer confidence and spending and materially adversely affect demand for consumer technology companies’ products and services. Geopolitical tensions, military conflicts, political unrest, terrorism, trade and other international disputes, changes in trade laws or regulations, tariffs and customs controls, natural disasters, public health issues, industrial accidents, industry consolidation, component constraints or shortages, shipping or transportation interruptions or slowdowns, business interruptions and other factors can have an adverse impact on consumer technology companies’ business and supply chains.
The market for consumer technology products and services is highly competitive and subject to rapid technological change. Consumer technology companies may hold patents, trademarks and copyrights, and many competitors may seek to compete primarily by imitating the products and infringing on intellectual property. If a consumer technology company is unable to continue to develop and sell innovative new products with attractive margins, or if competitors infringe on its intellectual property, that company’s ability to maintain a competitive advantage could be materially adversely affected.
Consumer technology companies may be required to use, store and share confidential information, including personal information with respect to their customers. Data security measures cannot provide absolute security, and losses or unauthorized access to or releases of confidential information can occur and could materially adversely affect a company’s business and reputation.
Consumer technology companies are subject to complex and changing laws and regulations relating to, among other areas, antitrust; privacy, data security and data localization; consumer protection; advertising; product liability; and intellectual property ownership and infringement. Compliance with these laws and regulations is onerous and expensive. New and changing laws and regulations can adversely affect a consumer technology company’s business by increasing the costs of compliance, limiting the company’s ability to offer a product, service or feature to customers, imposing changes to the design of the company’s products and services, or impacting customer demand for the company’s products and services. If any consumer technology company is found to have violated laws and regulations, it could materially adversely affect the company’s business and reputation.

Enterprise Software Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Enterprise Software Industry Risk
Enterprise software companies develop and provide specialized software solutions for enterprises, rather than individual consumers, to streamline business operations and improve productivity. The industry in which enterprise software companies operate is characterized by rapid technological advances, intense competition, changing delivery models, evolving standards in communications infrastructure, increasingly sophisticated customer needs and frequent new product introductions and enhancements. If enterprise software companies are unable to develop new or sufficiently differentiated products and services, enhance and improve their product offerings and support services in a timely manner or position and price their products and services to meet demand, customers may not purchase, subscribe to or renew their license, hardware support or cloud offerings. Enterprise software companies rely on copyright, trademark, patent and trade secret laws, confidentiality procedures, controls and contractual commitments to protect their intellectual property. Despite such efforts, these protections may be limited, and unauthorized third parties may try to copy or reverse engineer their products or otherwise infringe on their intellectual property. If enterprise software companies cannot protect their intellectual property against unauthorized copying or use, or other misappropriation, they may not remain competitive.
Enterprise software companies depend on suppliers to develop, manufacture and deliver on a timely basis the necessary technologies to their customers. Enterprise software companies’ supply chain operations can be affected by geopolitical tensions, military conflicts, political unrest, terrorism, trade and other international disputes, changes in trade laws or regulations, tariffs and customs controls, natural disasters, public health issues, industrial accidents, industry consolidation, component constraints or shortages, shipping or transportation interruptions or slowdowns, business interruptions and other factors affecting the countries or regions where the vendors or products are located or where the products are being shipped. If disruption caused by one or more of the risks described above occurs, enterprise software companies’ business and related operating results could be materially and adversely affected. Many enterprise software companies rely on computer hardware purchased or leased from, software licensed from, and cloud computing platforms provided by third parties in order to offer their services. Any disruption or damage to, or failure of their third-party platform providers, could result in interruptions in their services and harm their business.
Because enterprise software companies’ services are complex and incorporate a variety of hardware, proprietary software, third-party and open-source software, their services may have errors or defects that could result in unanticipated downtime for their subscribers and harm to their reputation and business.
Many enterprise software companies have been and are targets for computer hackers, cyberattacks and other perpetrators or threat actors because these companies store and process large amounts of data, including sensitive data. Enterprise software companies and their third-party vendors are regularly subject to attempts by third parties to identify and exploit product and service vulnerabilities, penetrate or bypass their security measures, and gain unauthorized access to their or their customers’, partners’ and suppliers’ software, hardware and cloud offerings, networks and systems. Such malicious attacks can lead, and have led, to the compromise of confidential information and harm to enterprise software companies’ reputation and business.

Robotics Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Robotics Risk
Risks associated with companies in the robotics industry include many of the same risks as companies in the technology sector (see “Technology Sector Risk”). Securities of robotics companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
Companies focused on humanoid robotics face challenges specific to the complex and unproven nature of the technology. Such operations often require a significant allocation of capital to design, test, and scale viable robotic solutions, and may not produce meaningful revenue during the life of the Fund. Even if technical progress is made, broader adoption of humanoid robotics could take longer than expected due to limited demand, workflow integration issues, or operational barriers. There is also the possibility that key technological breakthroughs may not occur during the life of the Fund, or that competing solutions will emerge that render current approaches obsolete before they reach meaningful scale.
Companies involved in AI-driven humanoid robotics may face regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. There is also the risk of trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of, or an increase in existing trade tariffs, may adversely affect such companies' ability to produce or integrate AI-driven hardware and/or software, as applicable. Any adverse event affecting a particular country, region or industry to which a number of these companies are significantly exposed may have a negative impact on their performance, and ultimately on your shares.

Trading At A Discount/Premium Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trading at a Discount/Premium.
Shares of closed-end investment companies such as the Fund frequently trade at a discount to their net asset value per share. There can be no assurance that the Shares will trade at a price equal to or higher than the NAV. Also, the NAV will be reduced immediately following this offering by the underwriting discount and the Fund’s offering costs.
The possibility that the Shares may trade at a discount to NAV is separate and distinct from the risk that the NAV may not accurately reflect the true value of the Fund’s investments and the risk that the NAV may decline.
In addition to NAV, the market price of the Fund’s Shares may be affected by such factors as distributions that the Fund may make to the Fund’s Shareholders or significant trading in one or more of the Fund’s portfolio securities immediately prior to their initial public offering, at times causing the market price to rise and, at times the completion of certain initial public offerings of shares that the Fund owns causing the market price to decrease; in each case, such events are, in turn, further affected by expenses, the stability of the Fund’s distributions, liquidity and market supply and demand. Any issuance of additional Shares may have an adverse effect on prices in the secondary market for the Shares by increasing the number of Shares available, which may create downward pressure on the market price for the Shares. The Fund cannot predict whether the Shares will trade above, at, or below their NAV.

Other Risks Relating To Share Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Relating to Share Price
If the Fund or the selling shareholder sells additional Shares after this offering or is perceived by the public as intending to sell additional Shares, including pursuant to the expiration of the respective lock-up periods, the market price of the Shares could decline.
The Fund has entered into a lock-up agreement with the Underwriter, pursuant to which it has agreed, subject to certain exceptions, for a period of 180 days from the date of this Prospectus, not to offer, sell, contract to sell, pledge, grant any option to purchase, make any short sale or otherwise transfer or dispose of, directly or indirectly, any Shares, or enter into any swap or other agreement that transfers, in whole or in part, any of the economic consequences of ownership of the Shares, without the prior written consent of the Underwriter.
The selling shareholder has entered into a lock-up agreement with the Underwriter, pursuant to which it has agreed, subject to certain exceptions, not to offer, sell, contract to sell, pledge, grant any option, right or warrant to purchase, purchase any option or contract to sell, lend or otherwise transfer or dispose of or hedge any Shares for 30 days from the date of this Prospectus, except with the prior written consent of the Underwriter. Notwithstanding the foregoing, if the reported closing price of the Shares on the New York Stock Exchange is at least 20% greater than the initial public offering price per share set forth on the cover page of this Prospectus on or after the 15th day (or, if such 15th day is not a trading day, then the first trading day after such 15th day), the lock-up period shall automatically expire beginning at the opening of trading on the first trading day thereafter with respect to all Shares held by the selling shareholder.
As a result, all of the outstanding Shares of the Fund that are not sold in the offering will be subject to a lock-up agreement during the lock-up period.
Upon the expiration of the lock-up agreement at the end of the Selling Shareholder Lock-Up Period as described above, all of the Shares that are subject to the lock-up agreement will be eligible for resale in the public market, subject to volume, manner of sale and other limitations applicable under Rule 144 of the Securities Act. In connection with seed capital investments by Robinhood, the Fund entered into a registration rights agreement (the “RRA”) with Robinhood. Pursuant to the RRA, the Fund agreed to file a resale registration statement to register the “Registrable Securities” covered by the RRA. Pursuant to such resale registration statement, the selling shareholder intends to register all remaining shares not sold in the initial public offering for public resale. See “Description of Shares-Registration Rights” for additional information. Registration of the Shares would result in Shares becoming freely tradable without compliance with Rule 144, upon effectiveness of the registration statement.

Exchange Listing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Exchange Listing
An active, liquid and orderly market for the Fund’s shares may not develop or be sustained. Investors may be unable to sell their shares at or above the price initially paid for those shares.

Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for Investment Opportunities
The Fund operates in a highly competitive market for investment opportunities. A number of entities, including venture capital firms and funds, public and private investment funds (including hedge funds), BDCs, commercial and investment banks, commercial financing companies, and internal venture capital arms of various companies will compete with the Fund to make the types of investments that the Fund plans to make. Robinhood and its affiliates also may compete with the Fund for certain types of investments, including acquisitions of companies in which the Fund might otherwise have considered for investment. Many of the Fund’s competitors are substantially larger than the Fund and have considerably greater financial, technical and marketing resources than the Fund does. The Fund may be at a competitive disadvantage with the Fund’s competitors in a particular sector or investment, as some of them have greater capital, a greater willingness to take on risk, more personnel or greater sector or investment strategy specific expertise. The Fund may be unable to find a sufficient number of attractive opportunities to meet its investment objective and there is no assurance as to the timing of investments. The Adviser expects the Fund to benefit from its relationships; however, there can be no assurance that the Adviser will be able to maintain or draw upon such relationships, which could have an adverse effect on the Fund’s ability to find suitable investments and otherwise achieve its investment objective.

Non-U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Investments Risk
The Fund may make non-U.S. Investments, which are subject to additional risks.
The Fund, either directly or indirectly, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.
Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction, (e) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment (e.g., national security reviews by U.S. foreign investment review authorities can extend timelines, increase costs, and even prevent closings) and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, and (f) the possible imposition of foreign taxes on income and gains recognized with respect to such securities. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.
The Fund may be subject to risks related to changes in foreign currency exchange rates.
Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Limited Operating HIstory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History
The Fund is a newly organized, non-diversified, closed-end investment company with limited operating history. While members of the Adviser who will be active in managing the Fund’s investments have experience in private market investments, the Fund was recently formed, has limited operating history and has made limited investments using the proceeds of a seed capital investment by Robinhood. Further, the Adviser and its management have limited experience managing a closed-end investment company registered under the 1940 Act.

Future Growth Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Future Growth
The Fund will need additional capital to grow and to fund growth in its investments, and the Fund may issue additional equity securities in order to obtain this additional capital. The inability to obtain new capital or a reduction in the availability of new capital could limit the Fund’s ability to grow or pursue business opportunities, which may have an adverse effect on the value of the Fund’s Shares.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation
The vast majority of the Fund’s portfolio investments are expected to be in the form of equity securities that are not publicly traded, and that will accordingly be recorded at fair value as determined in good faith pursuant to the Fund’s valuation policies under the oversight of the Board. The Board has designated the Adviser as its Valuation Designee. Because the Fund’s assets will largely be fair valued, there will be uncertainty as to the value of its portfolio investments. The fair value of securities and other investments that are not publicly traded may not be readily determinable. The Fund will value its securities at fair value according to its written valuation procedures and as determined in good faith by the Adviser under the oversight of the Board. The Adviser may use the services of nationally recognized independent valuation firm(s) to aid it in determining the fair value of the Fund’s securities. As such, the value of the Fund’s investments in Private Vehicles generally will be based on values provided by the applicable Private Vehicle Managers and, when such information is not available or, in the view of the Adviser, does not reflect fair value, the Adviser will fair value the investments in Private Vehicles with the assistance of any independent valuation firm(s). The methods for valuing these securities may include: observable, company specific hard events, including priced financings, tender/secondary transactions with determinable pricing, signed merger & acquisition agreements, initial public offerings/direct listing, liquidation events, or other objectively verifiable transactions with clear pricing implications; significant events and other issuer-specific information that may reasonably indicate a material change in value; company actions and communications that may inform value, such as board-approved recapitalizations, stock splits, or issuer-published tender prices, evaluated in light of the full information set available to the Adviser; credible third-party indications (e.g., large and recent secondary prints or other market participant data) where sufficiently reliable and relevant to the Fund’s security and the issuer’s circumstances; model-based approaches and/or third-party valuation support, together with company performance indicators, comparable company data, and other reasonably reliable information when transactions are unavailable, not readily comparable to the Fund’s security, or are deemed stale, or where significant events indicate transactions inputs may no longer be representative.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. The Fund will invest a significant amount of its assets in private market investments for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments.
The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses the Fund will pay. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Valuation.”

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity
Substantially all of the Fund’s investments will be illiquid. The Fund invests primarily in private companies, both directly and indirectly. Substantially all of these securities will be subject to legal and other restrictions on resale/transfer or will otherwise be less liquid than publicly traded securities. There is no assurance that the private companies in which the Fund invests will ever have a liquidity event and, even if a private company does have a liquidity event, such as an initial public offering or a merger or acquisition transaction, such a liquidity event may be at a lower valuation than the valuation at which the Fund invested. The illiquidity of the Fund’s investments will generally make it more difficult for the Fund to sell such investments if the need arises. In addition, if the Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it has previously recorded those investments. To the extent the Fund or the Adviser receives material non-public information regarding an investment, the Fund could face other restrictions on its ability to liquidate that investment.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage
The Fund may borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in the Fund. The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to pledge its assets as collateral for its borrowings and to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its investments at inopportune times, which may further depress the returns of the Fund.

Conflicts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts
The Fund is subject to conflicts of interest. The Adviser and its affiliates will be permitted to market, organize, sponsor, act as general partner or as the primary source for transactions for other pooled investment vehicles and other accounts, which may be offered on a public or private placement basis, and to engage in other investment and business activities. Some of these funds and accounts will have investment strategies that overlap with the investment strategies of the Fund. Robinhood and its affiliates also may compete with the Fund for certain types of investments, including acquisitions of companies in which the Fund might otherwise have considered for investment. Such activities may raise conflicts of interest for which the resolution may not be determinable.
To the extent that the Adviser manages other investment funds and accounts in the future, in order to address potential conflicts of interest, the Adviser will adopt an investment allocation policy that will govern the allocation of investment opportunities among the investment funds and other accounts managed by the Adviser. To the extent an investment opportunity is appropriate for either or both of the Fund and/or any other investment fund or other account managed by the Adviser, and co-investment is not possible, the Adviser will adhere to its investment allocation policy in order to determine to which account to allocate the opportunity.
Although the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner over time, the Fund and Shareholders can be adversely affected to the extent investment opportunities are allocated among the Fund and other investment vehicles managed by the Adviser.
The investment allocation policy will also be designed to manage and mitigate the conflicts of interest associated with the allocation of investment opportunities if the Fund is able to co-invest, either pursuant to SEC interpretive positions or an exemptive order, with other accounts managed by the Adviser. Generally, under the investment allocation policy, co-investments will be allocated pursuant to the conditions of an exemptive order. Under the investment allocation policy, a portion of each opportunity that is appropriate for the Fund and any affiliated fund or other account, which may vary based on asset class and liquidity, among other factors, will generally be offered to the Fund and such other eligible accounts, as determined by the Adviser. If there is a sufficient amount of securities to satisfy all participants, each order will be fulfilled as placed. If there is an insufficient amount of securities to satisfy all participants, the securities will generally be allocated at the discretion of the Adviser.
The Adviser will seek to treat all clients fairly and equitably over time in a manner consistent with its fiduciary duty to each of them; however, in some instances, especially in instances of limited investment supplies, the factors may not result in pro rata allocations or may result in situations where certain accounts receive allocations where others do not.
Affiliated Transactions Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Affiliated Transactions Restrictions
Certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates. Any funds managed by the Adviser or its affiliates that are not registered under the 1940 Act would not be prohibited from participating in those transactions. The 1940 Act also imposes significant limits on investments in certain privately placed securities in aggregated transactions with affiliates of the Fund. The Adviser will not cause the Fund to engage in investments alongside affiliates in private placement securities that involve the negotiation of certain terms of the private placement securities to be purchased (other than price-related terms) unless the Fund has received an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Adviser and the Fund intend to file for an exemptive order from the SEC that, once received, would permit the Fund to, among other things and subject to the conditions of the order, invest in certain privately placed securities in aggregated transactions alongside the Adviser and/or other future funds advised by the Adviser, or potentially Robinhood and its affiliates, where the Adviser negotiates certain terms of the private placement securities to be purchased (in addition to price-related terms). The conditions contained in the exemptive order may limit or restrict the Fund’s ability to participate in such negotiated investments or participate in such negotiated investments to a lesser extent. In addition, other conflicts may be present in a particular investment that may limit or restrict the Fund’s ability to participate, notwithstanding the exemptive order. An exemptive order would not apply to all investments or to all affiliates of the Adviser. As a result, the Fund may be limited or restricted from participating in certain investment opportunities, notwithstanding the exemptive order, including in investments in which affiliates of the Adviser not covered by the exemptive order participate. An inability to acquire the desired allocation to potential investments may affect the Fund’s ability to achieve the desired investment returns.
The Fund, together with interests held by other advisory clients of the Adviser, may be limited from owning or controlling, directly or indirectly, interests in Private Vehicles or other issuers that equal or exceed 5% of such issuer’s outstanding voting securities. In addition, the Fund may seek to invest in a Private Vehicle’s non-voting securities and, together with interests held by other advisory clients of the Adviser, may be limited in the amount it can invest. Such limitations are intended to ensure that an underlying Private Vehicle not be deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may impose limits on the Fund’s dealings with the Private Vehicle and its affiliated persons. As a general matter, however, the Private Vehicles in which the Fund will invest do not typically provide their shareholders with an ability to vote to appoint, remove or replace the general partner of the Private Vehicle (except under quite limited circumstances that are not presently exercisable). Notwithstanding these limitations, under certain circumstances the Fund could become an affiliated person of a Private Vehicle or another issuer. In such circumstances, the Fund may be restricted from transacting with the Private Vehicle or its portfolio companies absent an applicable exemption (whether by rule or otherwise).

Regulatory Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Environment
Changes in laws or regulations governing the Fund’s operations may adversely affect its business. The Fund and its portfolio companies are subject to regulation at the local, state, and U.S. federal (or foreign) levels. These laws and regulations, as well as their interpretation, may be changed from time to time. Any change in these laws or regulations could materially and adversely affect the Fund’s business.

Change In Investment Objective Or Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Change in Investment Objective or Strategies
The Board may change the Fund’s investment objective and strategies or modify or waive certain of the Fund’s operating policies and strategies without shareholder approval (except as required by the 1940 Act or other applicable laws). The Fund cannot predict the effects that any changes to its current operating policies and strategies would have on the Fund’s business, operating results and value of its Shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in private market investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across direct investments, including Private Vehicles, and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

The Fund May Have Difficulty Paying Its Required Distributions Under Applicable Tax Rules Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund May Have Difficulty Paying its Required Distributions Under Applicable Tax Rules if It Recognizes Income Before or Without Receiving Cash Representing Such Income
Although the Fund focuses on achieving capital gains from its investments, in certain cases it may receive current income, such as interest or dividends, on its investments. Because in certain cases the Fund may recognize such current income before or without receiving cash representing such income, it may have difficulty satisfying the annual distribution requirement applicable to RICs. Accordingly, in order for the Fund to maintain its qualification as a RIC, it may have to sell some of its investments at times it would not consider advantageous, raise debt or equity capital or reduce new investments to meet these distribution requirements. If the Fund is not able to obtain cash from other sources, it may fail to qualify as a RIC and thus would be subject to corporate-level U.S. federal income tax. See “Material U.S. Federal Income Tax Considerations—Taxation as a Regulated Investment Company.”
The Fund May Choose To Pay Distributions In Its Own Stock Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund May Choose to Pay Distributions in Its Own Stock, in Which Case Shareholders May Be Required to Pay Tax in Excess of the Cash They Receive
The Fund may distribute a portion of its taxable distributions in the form of shares of its stock. In accordance with certain applicable U.S. Treasury Regulations and other related administrative pronouncements issued by the IRS, a RIC may be eligible to treat a distribution of its own stock as fulfilling its RIC distribution requirements if each Shareholder is permitted to elect to receive its entire distribution in either cash or stock of the RIC, subject to the satisfaction of certain guidelines. If too many Shareholders elect to receive cash, each Shareholder electing to receive cash must receive a pro rata amount of cash (with the balance of the distribution paid in stock). If these and certain other requirements are met, for U.S. federal income tax purposes, the amount of the distribution paid in stock generally will be equal to the amount of cash that could have been received instead of stock. Taxable Shareholders receiving such distributions will be required to include the full amount of the distribution as ordinary income (or as long-term capital gain to the extent such distribution is properly reported as a capital gain dividend) to the extent of their share of the Fund’s current and accumulated earnings and profits for U.S. federal income tax purposes. As a result, a U.S. Shareholder may be subject to tax with respect to such distributions in excess of any cash received. If a U.S. Shareholder sells the stock it receives as a distribution in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the distribution, depending on the market price of the Fund’s stock at the time of the sale, which would result in a capital loss, the deductibility of which is subject to limitations. Furthermore, with respect to non-U.S. Shareholders, the Fund may be required to withhold U.S. tax with respect to such distributions, including in respect of all or a portion of any such distribution that is payable in stock. In addition, if a significant number of the Fund’s Shareholders determine to sell shares of the Fund’s stock in order to pay taxes owed on distributions, such sales may put downward pressure on the trading price of the Fund’s stock.

The Fund Will be Subject To Corporate-Level U.S. Federal Income Tax Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund Will be Subject to Corporate-Level U.S. Federal Income Tax if It is Unable to Meet Certain RIC Qualification and Distribution Requirements Under the Code
The Fund intends to elect to be treated as a RIC for federal income tax purposes as of the Fund’s First Post-IPO Tax Year. If the Fund qualifies to be treated as a RIC, the Fund generally will not pay corporate-level federal income tax on any ordinary income or capital gains that the Fund distributes to Shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In addition, the Fund must maintain its status as a registered management company under the 1940 Act. If any of these requirements are not met, the favorable tax treatment described above may not be available to the Fund. In addition, as a RIC, the Fund could be subject to tax on any unrealized net built-in gains in the assets held by the Fund during the period in which the Fund was not a RIC that are recognized within the five-year period beginning on the first day of its first taxable year as a RIC, unless either the Fund made a special election to pay corporate-level tax on such built-in gain at the time of the Fund’s RIC election or an exception applies. At the time of the Fund’s RIC election, the Fund intends to elect to recognize all of its built-in gain at the time of its conversion and pay tax currently on the built-in gain. See “Certain U.S. Federal Income Tax Consequences—Conversion to Regulated Investment Company.” If the Fund fails to qualify for the federal income tax benefits allowable to RICs for any reason and remains or becomes subject to a corporate-level income tax, the resulting taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution to Shareholders and the actual amount of the Fund’s distributions. Such a failure would have a material adverse effect on the Fund, the net asset value of the Shares and the total return, if any, obtainable from Shareholders’ investment in Shares. For additional information regarding the Fund’s tax requirements, see “Material U.S. Federal Income Tax Considerations.” Any net operating losses that the Fund incurs in periods during which the Fund qualifies as a RIC will not offset net capital gains (i.e., net realized long-term capital gains in excess of net short-term capital losses) that the Fund is otherwise required to distribute, and the Fund cannot pass such net operating losses through to Shareholders. In addition, net operating losses that the Fund carries over to a taxable year in which the Fund qualifies as a RIC normally cannot offset ordinary income or capital gains.

The Fund Could Be Subject To Additional Tax Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund Could Be Subject to Additional Tax Liabilities Due to Changes in Tax Laws and Tax Audits, Which Could Affect its Profitability and Increase its Effective Tax Rate
The Fund is subject to complex tax laws and regulations of the multiple jurisdictions in which it operates. These laws and regulations are subject to uncertain interpretation. The Fund’s interpretation and application of these laws and regulations, as well as the Fund’s compliance with certain other requirements, require significant judgment and the use of assumptions and estimates.
As a result, the Fund will be exposed to the risk that tax authorities in any of the jurisdictions in which the Fund operates could disagree with the Fund’s interpretations of the applicable laws and regulations or the Fund’s tax calculations and methodologies, including the classification of the Fund’s revenues or the determination of the jurisdictions to which profits are attributed. Accordingly, the Fund may be subject to tax audits and other similar proceedings with tax authorities in a number of jurisdictions. In certain cases, the applicable tax authority may challenge one or more tax positions of the Fund. Any such audits and other similar proceedings could result in additional taxes, including interest and penalties, which could, in turn, adversely affect the Fund’s investment returns.
In addition, laws and regulations are changing on an ongoing basis, and these changes may apply with retroactive effect. New legislation and any U.S. Treasury Regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect the Fund’s ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to the Fund and its Shareholders of such qualification, or could have other adverse consequences. In addition, the effective tax rate of the portfolio companies in which the Fund invests could materially increase as a result of changes in tax law, tax treaties or the interpretation thereof.
On July 4, 2025, the bill referred to as the One Big Beautiful Bill Act (the “OBBBA”) was enacted into law in the United States. The OBBBA introduced broad changes to the Code, including changes to the taxation of businesses. The Fund believes the recent changes to the Code under the OBBBA do not materially impact the Fund.
Investors are urged to consult with their tax advisors regarding tax legislative, regulatory or administrative developments and proposals and their potential effect on an investment in the Fund’s securities.

The DRIP May Create A Taxable Event For Shareholders Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The DRIP May Create a Taxable Event for Shareholders
Distributions on the Fund’s Shares will be automatically reinvested into additional Shares pursuant to the Fund’s DRIP absent a Shareholder electing otherwise. Each Shareholder that does not so elect otherwise will be treated for U.S. federal income tax purposes as if such Shareholder had received the applicable dividend. For a discussion of the tax consequences to Shareholders of receiving dividends, see “Material U.S. Federal Income Tax Considerations.”

Other Risks Related To This Offering Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Related to this Offering
Shares offered by this Prospectus may be purchased from Robinhood Financial, an affiliate of the Adviser, acting in its capacity as a selling group member in this offering. Any negative experiences Robinhood Financial’s customers have in connection with their participation or attempted participation in this offering may harm the Fund’s brand and reputation. In addition, participation in this offering by retail customers through Robinhood Financial could result in increased volatility in the trading price of the Fund’s Shares.
Robinhood Financial, a broker-dealer affiliated with the Fund’s Adviser, is a member of the selling group for this offering. It is anticipated that a portion of the Fund’s Shares offered by this Prospectus will be offered through Robinhood Financial, acting as a selling group member, to allocate for sale to its customers through its IPO Access feature on the Robinhood platform. Any such sales will be made at the same initial public offering price, and at the same time, as any other purchases in this offering, including purchases by institutions and other large investors, and in accordance with customary broker-dealer practices and procedures. Robinhood Financial will not retain any fees and other amounts received in connection with this service to the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
Contact Personnel Name	John MarkleMaureen Montgomery
Preferred Stock [Member]
General Description of Registrant [Abstract]
Effects of Leverage [Text Block]
LEVERAGE
The Fund is permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its total assets in accordance with the 1940 Act. The Fund may establish one or more credit lines to borrow money for a range of purposes, including for the purpose of funding investments, to satisfy Fund liabilities or obligations, or other specified purposes. The Fund may pledge its assets to secure any such borrowings There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.
Preferred Shares
The Fund’s organizational documents provide that the Board may authorize and issue preferred shares with or without rights as determined by the Board, by action of the Board without prior approval of the holders of the Shares. Shareholders have no preemptive right to purchase any preferred shares that might be issued. Any such preferred share offering would be subject to the limits imposed by the 1940 Act. In addition, the Fund generally is not permitted to declare any cash dividend or other distribution on the Fund’s Shares, or purchase any such Shares, unless, at the time of such declaration, the Fund would have asset coverage of at least 200% after deducting the amount of such dividend or other distribution. The 1940 Act grants to the holders of senior securities representing shares issued by the Fund certain voting rights, including the right to elect two trustees of the Board. Failure to maintain certain asset coverage requirements under the 1940 Act could entitle the holders of preferred shares to elect a majority of the Board.
Borrowings
The Fund is permitted, without prior approval of the Shareholders, to borrow money. The Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund’s assets as security. In connection with such borrowings, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. There can be no assurance that the Fund will be able to utilize leverage on terms that the Adviser deems favorable at any given time.
Borrowings by the Fund are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act.
The rights of lenders to the Fund to receive interest on, and repayment of, principal of any such borrowings will be senior to those of the Shareholders and the holders of any preferred shares, and the terms of any such borrowings may contain provisions that limit certain activities of the Fund, including the payment of dividends to Shareholders and the holders of preferred shares, if any, in certain circumstances.
Credit Facility
The Fund may establish one or more credit lines to borrow money for a range of purposes, including for the purpose of funding investments and to otherwise satisfy Fund liabilities or obligations.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]	In addition, the Fund generally is not permitted to declare any cash dividend or other distribution on the Fund’s Shares, or purchase any such Shares, unless, at the time of such declaration, the Fund would have asset coverage of at least 200% after deducting the amount of such dividend or other distribution.
Security Voting Rights [Text Block]	The 1940 Act grants to the holders of senior securities representing shares issued by the Fund certain voting rights, including the right to elect two trustees of the Board. Failure to maintain certain asset coverage requirements under the 1940 Act could entitle the holders of preferred shares to elect a majority of the Board.
Security Preemptive and Other Rights [Text Block]	Shareholders have no preemptive right to purchase any preferred shares that might be issued. Any such preferred share offering would be subject to the limits imposed by the 1940 Act.
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	common shares
Security Dividends [Text Block]	Distributions may be paid to holders of the Fund Shares if, as and when authorized by the Board and declared by the Fund out of funds legally available therefor.
Security Voting Rights [Text Block]
Voting Rights. Holders of Shares will vote as a single class to elect the Board and on additional matters with respect to which the 1940 Act mandates a vote by the Fund’s Shareholders. If preferred shares are issued, holders of preferred shares will have a right to elect two of the Fund’s Trustees, and will have certain other voting rights. Each Share is entitled to one vote on all matters submitted to a vote of Shareholders, including the election of trustees. See “Certain Provisions in the Declaration of Trust - Anti-Takeover and Other Provisions.”

Security Preemptive and Other Rights [Text Block]	All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Under the rules of the NYSE currently applicable to listed companies, the Fund will be required to hold an annual meeting of Shareholders in each fiscal year.